OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	August 31, 2011
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2361

ING Intermediate Bond Portfolio
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

Domestic Equity Growth Portfolio

■ ING Small Company Portfolio

Domestic Equity Value Portfolio

■ ING Opportunistic LargeCap Portfolio

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	16

Notes to Financial Statements	20

Summary Portfolios of Investments	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Pay now and/or later

Dear Shareholder,

It's summer, and it's hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won't matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan's export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product ("GDP") growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at "only" 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks' reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers' index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece's maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund ("IMF"). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another "Lehman" event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class I	$1,000.00	$995.10	0.63%	$3.12	$1,000.00	$1,021.67	0.63%	$3.16
Class S	1,000.00	993.10	0.88	4.35	1,000.00	1,020.43	0.88	4.41
ING Growth and Income Portfolio
Class ADV	$1,000.00	$929.10	1.10%	$5.26	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	932.00	0.60	2.87	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	930.50	0.85	4.07	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	920.60	1.00	4.76	1,000.00	1,019.84	1.00	5.01

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return					Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$981.50	1.35%		$6.63	$1,000.00	$1,018.10	1.35%		$6.76
Class I	1,000.00	983.40	0.85		4.18	1,000.00	1,020.58	0.85		4.26
Class S	1,000.00	982.30	1.10		5.41	1,000.00	1,019.34	1.10		5.51
Class S2	1,000.00	981.00	1.25		6.14	1,000.00	1,018.60	1.25		6.26
ING Opportunistic LargeCap Portfolio
Class ADV	$1,000.00	$928.40	1.19%		$5.69	$1,000.00	$1,018.89	1.19%		$5.96
Class I	1,000.00	930.80	0.69		3.30	1,000.00	1,021.37	0.69		3.46
Class S	1,000.00	929.80	0.94		4.50	1,000.00	1,020.13	0.94		4.71
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,062.00	1.01%		$5.16	$1,000.00	$1,019.79	1.01%		$5.06
Class I	1,000.00	1,066.60	0.51		2.61	1,000.00	1,022.27	0.51		2.56
Class S	1,000.00	1,065.10	0.76		3.89	1,000.00	1,021.03	0.76		3.81
Class S2	1,000.00	1,064.70	0.91		4.66	1,000.00	1,020.28	0.91		4.56
ING Money Market Portfolio
Class I	$1,000.00	$1,002.20	0.30	%(1)	$1.49	$1,000.00	$1,023.31	0.30	%(1)	$1.51
Class S(2)	1,000.00	1,000.00	0.35	(1)	1.04	1,000.00	1,023.06	0.35	(1)	1.76
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$921.10	1.55%		$7.38	$1,000.00	$1,017.11	1.55%		$7.75
Class I	1,000.00	922.20	1.05		5.00	1,000.00	1,019.59	1.05		5.26
Class S	1,000.00	921.40	1.30		6.19	1,000.00	1,018.35	1.30		6.51
Class S2	1,000.00	921.20	1.45		6.91	1,000.00	1,017.60	1.45		7.25

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Expense ratios reflect waivers of 0.05% and 0.25% of distribution and shareholder servicing fees for Classes I and S, respectively, in order to maintain a yield of not less than zero.

(2)  Commencement of operations was March 15, 2010. Expense paid for the Actual Portfolio Return reflect the 108-day period ended June 30, 2010.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
ASSETS:
Investments in securities at value+*	$581,434,196	$2,163,191,897	$470,322,583	$135,409,684
Short-term investments**	27,607,471	11,344,943	15,034,418	511,923
Short-term investments in affiliates***	30,335,000	71,659,000	17,553,000	1,044,000
Cash	545,957	92,403	985	15,030
Cash collateral for futures	1,965,818	—	—	—
Derivatives collateral held at broker	100,000	—	—	—
Foreign currencies at value****	423,492	—	—	—
Receivables:
Investment securities sold on a delayed-delivery or when-issued basis	5,379,883	—	—	—
Investment securities sold	4,564,421	—	2,488,525	—
Fund shares sold	2,031	296,263	46,842	43,082
Dividends and interest	2,428,190	1,630,123	521,460	223,735
Unrealized appreciation on forward foreign currency contracts	1,476,876	—	—	—
Upfront payments made on swap agreements	199,099	—	—	—
Unrealized appreciation on swap agreements	335,424	—	—	—
Prepaid expenses	6,793	26,853	5,727	1,691
Total assets	656,804,651	2,248,241,482	505,973,540	137,249,145
LIABILITIES:
Payable for investment securities purchased on a delayed-delivery or when-issued basis	30,221,560	—	—	—
Payable for investment securities purchased	5,706,685	14,435,414	10,452,800	—
Payable for fund shares redeemed	685,609	426,851	1,092,452	109
Payable upon receipt of securities loaned	27,932,902	11,429,346	15,375,276	592,107
Unrealized depreciation on forward foreign currency contracts	1,275,528	—	—	—
Upfront payments received on swap agreements	224,234	—	—	—
Unrealized depreciation on swap agreements	807,845	—	—	—
Payable to affiliates	276,400	1,156,126	344,431	81,457
Payable for directors fees	2,951	11,103	2,398	682
Other accrued expenses and liabilities	123,423	332,764	78,273	51,374
Total liabilities	67,257,137	27,791,604	27,345,630	725,729
NET ASSETS	$589,547,514	$2,220,449,878	$478,627,910	$136,523,416
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$779,998,263	$2,858,441,386	$538,146,444	$200,932,552
Undistributed net investment income	8,078,799	11,535,539	978,325	905,915
Accumulated net realized loss	(166,639,125)	(754,213,843)	(88,486,595)	(62,111,584)
Net unrealized appreciation or depreciation	(31,890,423)	104,686,796	27,989,736	(3,203,467)
NET ASSETS	$589,547,514	$2,220,449,878	$478,627,910	$136,523,416
+ Including securities loaned at value	$27,364,589	$11,057,935	$14,953,608	$573,818
* Cost of investments in securities	$612,767,061	$2,058,419,782	$441,991,989	$138,532,967
** Cost of short-term investments	$27,932,902	$11,429,346	$15,375,276	$592,107
*** Cost of short-term investments in affiliates	$30,335,000	$71,659,000	$17,553,000	$1,044,000
**** Cost of foreign currencies	$426,205	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
Class ADV:
Net Assets	n/a	$1,250,079	$603,291	$735,844
Shares authorized	n/a	unlimited	100,000,000	100,000,000
Par value	n/a	$1.000	$0.001	$0.001
Shares outstanding	n/a	69,674	42,321	84,096
Net asset value and redemption price per share	n/a	$17.94	$14.26	$8.75
Class I:
Net Assets	$582,056,341	$1,805,994,745	$410,904,005	$119,611,810
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	57,647,011	99,801,774	28,331,718	13,532,200
Net asset value and redemption price per share	$10.10	$18.10	$14.50	$8.84
Class S:
Net Assets	$7,491,173	$413,200,863	$67,115,989	$16,175,762
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	745,852	23,035,446	4,683,616	1,841,029
Net asset value and redemption price per share	$10.04	$17.94	$14.33	$8.79
Class S2:
Net Assets	n/a	$4,191	$4,625	n/a
Shares authorized	n/a	unlimited	100,000,000	n/a
Par value	n/a	$1.000	$0.001	n/a
Shares outstanding	n/a	236	324	n/a
Net asset value and redemption price per share	n/a	$17.73	$14.29	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$2,901,006,272	$—	$290,120,378
Short-term investments**	308,795,818	895,599	3,084,417
Short-term investments at amortized cost	111,195,161	785,624,794	—
Repurchase agreements	—	418,714,000	—
Cash	218,372	—	14,285,363
Cash collateral for futures	2,737,990	—	—
Derivatives collateral held at broker	5,879,000	—	—
Foreign currencies at value***	2,964,860	—	27,946
Receivables:
Investment securities sold on a delayed-delivery or when-issued basis	72,262,248	—	—
Investment securities sold	13,959,920	—	1,287,459
Fund shares sold	36,601	7,822	480,453
Dividends and interest	22,980,076	784,122	114,593
Unrealized appreciation on forward foreign currency contracts	444,856	—	40,338
Upfront payments made on swap agreements	2,661,955	—	—
Unrealized appreciation on swap agreements	2,997,084	—	—
Prepaid expenses	28,038	15,586	3,133
Total assets	3,448,168,251	1,206,041,923	309,444,080
LIABILITIES:
Payable for investment securities purchased on a delayed-delivery or when-issued basis	536,679,446	—	—
Payable for investment securities purchased	23,457,884	—	—
Payable for fund shares redeemed	13,393,797	1,209,236	13,188
Payable upon receipt of securities loaned	306,142,955	1,045,000	3,163,777
Unrealized depreciation on forward foreign currency contracts	1,926,809	—	560,375
Upfront payments received on swap agreements	2,978,646	—	—
Unrealized depreciation on swap agreements	8,790,529	—	—
Payable to affiliates	1,228,907	291,811	310,707
Payable to custodian due to bank overdraft	—	490	—
Payable for directors fees	12,833	6,022	1,524
Other accrued expenses and liabilities	389,717	257,211	46,727
Total liabilities	895,001,523	2,809,770	4,096,298
NET ASSETS	$2,553,166,728	$1,203,232,153	$305,347,782
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,832,579,316	$1,206,238,567	$325,062,827
Undistributed net investment income (accumulated net investment loss)	64,433,434	—	(979,430)
Accumulated net realized loss	(420,654,801)	(2,857,013)	(41,022,442)
Net unrealized appreciation or depreciation	76,808,779	(149,401)	22,286,827
NET ASSETS	$2,553,166,728	$1,203,232,153	$305,347,782
+ Including securities loaned at value	$299,962,215	$1,023,541	$2,971,758
* Cost of investments in securities	$2,814,228,475	$—	$267,234,407
** Cost of short-term investments	$310,636,465	$1,045,000	$3,163,777
*** Cost of foreign currencies	$2,964,856	$—	$27,941

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class ADV:
Net Assets	$20,639	n/a	$1,230,108
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	1,672	n/a	270,531
Net asset value and redemption price per share	$12.34	n/a	$4.55
Class I:
Net Assets	$1,233,273,511	$1,203,004,461	$94,854,565
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	99,920,113	1,202,957,243	20,509,129
Net asset value and redemption price per share	$12.34	$1.00	$4.62
Class S:
Net Assets	$1,319,869,148	$227,692	$209,258,566
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	107,562,727	227,692	45,799,037
Net asset value and redemption price per share	$12.27	$1.00	$4.57
Class S2:
Net Assets	$3,430	n/a	$4,543
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	278	n/a	997
Net asset value and redemption price per share	$12.34	n/a	$4.56

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,864,443	$19,522,101	$3,257,412	$1,458,004
Interest	6,081,642	—	—	—
Securities lending income, net	42,919	29,740	27,972	7,636
Total investment income	9,989,004	19,551,841	3,285,384	1,465,640
EXPENSES:
Investment management fees	1,568,012	6,200,462	1,964,264	463,338
Distribution and service fees:
Class ADV	—	3,386	412	2,106
Class S	9,877	583,316	96,021	23,218
Class S2	6	10	12	—
Transfer agent fees	394	4,240	427	150
Administrative service fees	172,476	682,030	144,042	42,471
Shareholder reporting expense	24,140	61,946	18,921	3,567
Professional fees	58,241	74,503	20,491	9,451
Custody and accounting expense	102,450	275,496	30,927	9,701
Directors fees	21,300	77,805	18,907	982
Miscellaneous expense	16,362	73,004	16,525	4,185
Interest expense	1,394	2,124	275	—
Total expenses	1,974,652	8,038,322	2,311,224	559,169
Net waived and reimbursed fees	(10,941)	(22,020)	(4,647)	(456)
Net expenses	1,963,711	8,016,302	2,306,577	558,713
Net investment income	8,025,293	11,535,539	978,807	906,927
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	70,113,483	151,814,363	49,064,478	6,665,894
Foreign currency related transactions	(1,073,952)	(8,462)	—	—
Futures	1,104,404	1,306,737	—	—
Swaps	(11,688)	—	—	—
Written options	36,740	—	—	—
Net realized gain	70,168,987	153,112,638	49,064,478	6,665,894
Net change in unrealized appreciation or depreciation on:
Investments	(79,244,568)	(325,021,818)	(56,257,113)	(17,477,167)
Foreign currency related transactions	220,764	(5,738)	—	—
Futures	(547,443)	(240,734)	—	—
Swaps	(377,225)	—	—	—
Net change in unrealized appreciation or depreciation	(79,948,472)	(325,268,290)	(56,257,113)	(17,477,167)
Net realized and unrealized loss	(9,779,485)	(172,155,652)	(7,192,635)	(10,811,273)
Decrease in net assets resulting from operations	$(1,754,192)	$(160,620,113)	$(6,213,828)	$(9,904,346)
* Foreign taxes withheld	$97,544	$168,510	$1,149	$1,160
(1) Dividends from affiliates	$24,205	$39,238	$8,113	$795

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$193,089	$—	$1,353,306
Interest	71,852,437	1,840,576	1,225
Securities lending income, net	54,094	—	5,639
Total investment income	72,099,620	1,840,576	1,360,170
EXPENSES:
Investment management fees	5,015,500	1,548,755	1,598,482
Distribution and service fees:
Class ADV	14	—	1,184
Class S	1,620,323	61	292,939
Class S2	8	—	12
Transfer agent fees	2,824	973	448
Administrative service fees	689,609	340,716	92,541
Shareholder reporting expense	102,870	42,967	7,583
Professional fees	123,395	40,908	14,820
Custody and accounting expense	187,740	72,445	26,828
Directors fees	101,770	57,878	8,866
Miscellaneous expense	140,173	44,897	12,026
Interest expense	978	—	686
Total expenses	7,985,204	2,149,600	2,056,415
Net waived and reimbursed fees	(15,300)	(313,648)	(2)
Net expenses	7,969,904	1,835,952	2,056,413
Net investment income (loss)	64,129,716	4,624	(696,243)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	37,983,204	107,912	10,794,394
Foreign currency related transactions	820,291	—	449,956
Futures	(3,195,954)	—	—
Swaps	(358,734)	—	—
Net realized gain	35,248,807	107,912	11,244,350
Net change in unrealized appreciation or depreciation on:
Investments	72,567,272	—	(36,721,355)
Foreign currency related transactions	(2,233,982)	—	(825,971)
Futures	(4,410,165)	—	—
Swaps	(4,302,507)	—	—
Net change in unrealized appreciation or depreciation	61,620,618	—	(37,547,326)
Net realized and unrealized gain (loss)	96,869,425	107,912	(26,302,976)
Increase (decrease) in net assets resulting from operations	$160,999,141	$112,536	$(26,999,219)
* Foreign taxes withheld	$—	$—	$40,878
(1) Dividends from affiliates	$33,113	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$8,025,293	$15,275,573	$11,535,539	$33,198,999
Net realized gain (loss)	70,168,987	(76,149,640)	153,112,638	(47,564,144)
Net change in unrealized appreciation or depreciation	(79,948,472)	168,234,494	(325,268,290)	600,589,394
Increase (decrease) in net assets resulting from operations	(1,754,192)	107,360,427	(160,620,113)	586,224,249
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(24)	—	(12,868)
Class I	(16,778,645)	(27,411,197)	—	(27,834,564)
Class S	(200,666)	(285,533)	—	(5,611,654)
Class S2	—	(164)	—	(21)
Total distributions	(16,979,311)	(27,696,918)	—	(33,459,107)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,646,248	17,370,766	36,254,838	232,270,324
Proceeds from shares issued in merger (Note 15)	—	—	—	169,747,571
Reinvestment of distributions	16,979,311	27,696,730	—	33,439,582
	19,625,559	45,067,496	36,254,838	435,457,477
Cost of shares redeemed	(49,829,204)	(95,745,942)	(228,406,622)	(328,028,775)
Net increase (decrease) in net assets resulting from capital share transactions	(30,203,645)	(50,678,446)	(192,151,784)	107,428,702
Net increase (decrease) in net assets	(48,937,148)	28,985,063	(352,771,897)	660,193,844
NET ASSETS:
Beginning of period	638,484,662	609,499,599	2,573,221,775	1,913,027,931
End of period	$589,547,514	$638,484,662	$2,220,449,878	$2,573,221,775
Undistributed net investment income at end of period	$8,078,799	$17,032,817	$11,535,539	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio		ING Opportunistic LargeCap Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$978,807	$3,187,842	$906,927	$1,712,140
Net realized gain (loss)	49,064,478	(63,907,060)	6,665,894	(12,912,058)
Net change in unrealized appreciation or depreciation	(56,257,113)	200,263,455	(17,477,167)	29,121,603
Increase (decrease) in net assets resulting from operations	(6,213,828)	139,544,237	(9,904,346)	17,921,685
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(343)	(21)	(7,704)	(13)
Class I	(2,439,964)	(3,140,359)	(1,518,635)	(2,288,544)
Class S	(298,881)	(330,410)	(178,557)	(323,400)
Class S2	(16)	(26)	—	—
Total distributions	(2,739,204)	(3,470,816)	(1,704,896)	(2,611,957)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,816,758	163,340,263	1,181,263	2,369,288
Proceeds from shares issued in merger (Note 15)	—	—	—	74,756,101
Reinvestment of distributions	2,739,166	3,470,762	1,704,896	2,611,944
	58,555,924	166,811,025	2,886,159	79,737,333
Cost of shares redeemed	(87,735,805)	(251,517,739)	(14,579,591)	(20,966,665)
Net increase (decrease) in net assets resulting from capital share transactions	(29,179,881)	(84,706,714)	(11,693,432)	58,770,668
Net increase (decrease) in net assets	(38,132,913)	51,366,707	(23,302,674)	74,080,396
NET ASSETS:
Beginning of period	516,760,823	465,394,116	159,826,090	85,745,694
End of period	$478,627,910	$516,760,823	$136,523,416	$159,826,090
Undistributed net investment income at end of period	$978,325	$2,738,722	$905,915	$1,703,884

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Intermediate Bond Portfolio		ING Money Market Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$64,129,716	$125,593,975	$4,624	$4,033,241
Net realized gain (loss)	35,248,807	(266,342,197)	107,912	1,060,979
Net change in unrealized appreciation or depreciation	61,620,618	444,410,693	—	—
Increase in net assets resulting from operations	160,999,141	303,662,471	112,536	5,094,220
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(54)	—	—
Class I	—	(81,850,494)	(4,623)	(4,611,290)
Class S	—	(75,398,390)	(1)	—
Class S2	—	(213)	—	—
Net realized gains:
Class I	—	—	(2,720,236)	(674,273)
Total distributions	—	(157,249,151)	(2,724,860)	(5,285,563)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	131,476,956	368,789,890	52,271,869	83,164,700
Reinvestment of distributions	—	157,218,648	2,724,860	5,285,563
	131,476,956	526,008,538	54,996,729	88,450,263
Cost of shares redeemed	(255,561,573)	(1,113,574,605)	(177,581,201)	(558,662,896)
Net decrease in net assets resulting from capital share transactions	(124,084,617)	(587,566,067)	(122,584,472)	(470,212,633)
Net increase (decrease) in net assets	36,914,524	(441,152,747)	(125,196,796)	(470,403,976)
NET ASSETS:
Beginning of period	2,516,252,204	2,957,404,951	1,328,428,949	1,798,832,925
End of period	$2,553,166,728	$2,516,252,204	$1,203,232,153	$1,328,428,949
Undistributed net investment income at end of period	$64,433,434	$303,718	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment loss	$(696,243)	$(712,173)
Net realized gain (loss)	11,244,350	(16,152,304)
Net change in unrealized appreciation or depreciation	(37,547,326)	115,546,601
Increase (decrease) in net assets resulting from operations	(26,999,219)	98,682,124
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,654,743	128,558,035
Cost of shares redeemed	(51,230,872)	(41,766,442)
Net increase in net assets resulting from capital share transactions	1,423,871	86,791,593
Net increase (decrease) in net assets	(25,575,348)	185,473,717
NET ASSETS:
Beginning of period	330,923,130	145,449,413
End of period	$305,347,782	$330,923,130
Accumulated net investment loss at end of period	$(979,430)	$(283,187)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Balanced Portfolio
Class I
06-30-10	10.42	0.13	•	(0.16)	(0.03)	0.29	—	—	0.29	10.10
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—	0.43	10.42
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—	1.60	9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—	0.97	14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33	—	—	0.33	14.65
12-31-05	13.40	0.29	•	0.27	0.56	0.32	—	—	0.32	13.64
Class S
06-30-10	10.36	0.11		(0.16)	(0.05)	0.27	—	—	0.27	10.04
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—	0.40	10.36
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—	1.56	9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—	0.94	14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30	—	—	0.30	14.57
12-31-05	13.35	0.27		0.25	0.52	0.29	—	—	0.29	13.58
ING Growth and Income Portfolio
Class ADV
06-30-10	19.31	0.05		(1.42)	(1.37)	—	—	—	—	17.94
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—	0.20	19.31
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—	0.22	15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—	0.33	24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27	—	—	0.27	23.38
Class I
06-30-10	19.42	0.10		(1.42)	(1.32)	—	—	—	—	18.10
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—	0.26	19.42
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—	0.32	15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—	0.35	24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27	—	—	0.27	23.38
12-31-05	19.35	0.23		1.35	1.58	0.22	—	—	0.22	20.71
Class S
06-30-10	19.28	0.07		(1.41)	(1.34)	—	—	—	—	17.94
12-31-09	15.00	0.19		4.32	4.51	0.23	—	—	0.23	19.28
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30	—	—	0.30	15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33	—	—	0.33	24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23	—	—	0.23	23.30
12-31-05	19.34	0.14		1.41	1.55	0.20	—	—	0.20	20.69
Class S2
06-30-10	19.26	0.06		(1.59)	(1.53)	—	—	—	—	17.73
02-27-09(4)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09	—	—	0.09	19.26

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-10	(0.49)		0.63	0.63	†	0.63	†	2.56	†	582,056	190
12-31-09	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
12-31-05	4.24		0.60	0.60		0.60		2.30		1,236,327	308
Class S
06-30-10	(0.69)		0.88	0.88	†	0.88	†	2.31	†	7,491	190
12-31-09	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
12-31-05	3.99		0.85	0.85		0.85		2.06		3,170	308
ING Growth and Income Portfolio
Class ADV
06-30-10	(7.09)		1.10	1.10	†	1.10	†	0.49	†	1,250	40
12-31-09	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-10	(6.80)		0.60	0.60	†	0.60	†	0.98	†	1,805,995	40
12-31-09	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
12-31-05	8.13		0.59	0.59		0.59		1.03		3,146,025	80
Class S
06-30-10	(6.95)		0.85	0.85	†	0.85	†	0.73	†	413,201	40
12-31-09	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
12-31-05	7.98		0.84	0.84		0.84		0.78		2,431	80
Class S2
06-30-10	(7.94)		1.10	1.00	†	1.00	†	0.58	†	4	40
02-27-09(4)-12-31-09	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Small Company Portfolio
Class ADV
06-30-10	14.60	0.00	*	(0.26)	(0.26)	0.08	—	—	0.08	14.26
12-31-09	11.58	0.08	•	3.02	3.10	0.08	—	—	0.08	14.60
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—	—	11.58
Class I
06-30-10	14.82	0.04		(0.27)	(0.23)	0.09	—	—	0.09	14.50
12-31-09	11.70	0.09		3.11	3.20	0.08	—	—	0.08	14.82
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—	2.45	11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—	3.37	19.56
12-31-06	21.65	0.05		3.46	3.51	0.09	3.37	—	3.46	21.70
12-31-05	19.94	0.10		1.92	2.02	0.03	0.28	—	0.31	21.65
Class S
06-30-10	14.64	0.02		(0.27)	(0.25)	0.06	—	—	0.06	14.33
12-31-09	11.57	0.05	•	3.09	3.14	0.07	—	—	0.07	14.64
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—	2.41	11.57
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—	3.33	19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04	3.37	—	3.41	21.54
12-31-05	19.90	0.06		1.92	1.98	0.01	0.28	—	0.29	21.59
Class S2
06-30-10	14.61	0.02		(0.29)	(0.27)	0.05	—	—	0.05	14.29
02-27-09(4)-12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—	0.08	14.61
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-10	9.51	0.04		(0.71)	(0.67)	0.09	—	—	0.09	8.75
12-31-09	8.52	0.08	•	1.12	1.20	0.21	—	—	0.21	9.51
12-31-08	15.82	0.20		(5.19)	(4.99)	0.16	2.15	—	2.31	8.52
12-31-07	15.72	0.16		0.20	0.36	0.26	—	—	0.26	15.82
12-29-06(4)-12-31-06	15.72	(0.00	)*	—	(0.00)*	—	—	—	—	15.72
Class I
06-30-10	9.60	0.07		(0.72)	(0.65)	0.11	—	—	0.11	8.84
12-31-09	8.65	0.14	•	1.09	1.23	0.28	—	—	0.28	9.60
12-31-08	16.05	0.29		(5.27)	(4.98)	0.27	2.15	—	2.42	8.65
12-31-07	15.84	0.23	•	0.24	0.47	0.26	—	—	0.26	16.05
12-31-06	13.84	0.23	•	1.98	2.21	0.21	—	—	0.21	15.84
12-31-05	13.19	0.19	•	0.71	0.90	0.25	—	—	0.25	13.84
Class S
06-30-10	9.54	0.05		(0.71)	(0.66)	0.09	—	—	0.09	8.79
12-31-09	8.58	0.12	•	1.09	1.21	0.25	—	—	0.25	9.54
12-31-08	15.93	0.26		(5.23)	(4.97)	0.23	2.15	—	2.38	8.58
12-31-07	15.72	0.19	•	0.24	0.43	0.22	—	—	0.22	15.93
12-31-06	13.77	0.19	•	1.96	2.15	0.20	—	—	0.20	15.72
12-31-05	13.12	0.16	•	0.71	0.87	0.22	—	—	0.22	13.77

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-10	(1.85)		1.35	1.35	†	1.35	†	0.14	†	603	40
12-31-09	26.96		1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(4)-12-31-08	4.04		1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-10	(1.66)		0.85	0.85	†	0.85	†	0.41	†	410,904	40
12-31-09	27.56		0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	(31.05)		0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90		0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79		0.85	0.85	†	0.85	†	0.26	†	512,446	83
12-31-05	10.27	(a)	0.85	0.85		0.85		0.43		393,700	72
Class S
06-30-10	(1.77)		1.10	1.10	†	1.10	†	0.15	†	67,116	40
12-31-09	27.33		1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	(31.28)		1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68		1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07		1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
12-31-05	10.05	(a)	1.10	1.10		1.10		0.26		68,768	72
Class S2
06-30-10	(1.90)		1.35	1.25	†	1.25	†	0.14	†	5	40
02-27-09(4)-12-31-09	58.73		1.36	1.26	†	1.26	†	0.27	†	5	128
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-10	(7.16)		1.19	1.19	†	1.19	†	0.71	†	736	54
12-31-09	14.74		1.19	1.19	†	1.19	†	0.83	†	870	218
12-31-08	(36.01	)(a)	1.21	1.21	†	1.21	†	1.68	†	1	132
12-31-07	2.33		1.19	1.19	†	1.19	†	0.99	†	1	197
12-29-06(4)-12-31-06	—		1.19	1.19		1.19		(1.19)		1	83
Class I
06-30-10	(6.92)		0.69	0.69	†	0.69	†	1.21	†	119,612	54
12-31-09	15.10		0.69	0.69	†	0.69	†	1.62	†	139,689	218
12-31-08	(35.61	)(a)	0.71	0.71	†	0.71	†	2.16	†	73,764	132
12-31-07	3.01		0.69	0.69	†	0.69	†	1.44	†	143,438	197
12-31-06	16.10		0.69	0.69		0.69		1.58		173,014	83
12-31-05	6.95		0.70	0.70		0.70		1.47		178,828	94
Class S
06-30-10	(7.02)		0.94	0.94	†	0.94	†	0.96	†	16,176	54
12-31-09	14.83		0.94	0.94	†	0.94	†	1.39	†	19,267	218
12-31-08	(35.80	)(a)	0.96	0.96	†	0.96	†	1.91	†	11,981	132
12-31-07	2.77		0.94	0.94	†	0.94	†	1.19	†	23,886	197
12-31-06	15.77		0.94	0.94		0.94		1.32		28,391	83
12-31-05	6.76		0.95	0.95		0.95		1.18		30,125	94

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)
ING Intermediate Bond Portfolio
Class ADV
06-30-10	11.62	0.29	•	0.43	0.72	—		—		—	—		12.34
12-31-09	11.12	0.47		0.76	1.23	0.73		—		—	0.73		11.62
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30		—	0.92		11.12
12-31-07	12.96	0.63		0.09	0.72	0.45		—		—	0.45		13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53		—		—	0.53		12.96
Class I
06-30-10	11.57	0.31	•	0.46	0.77	—		—		—	—		12.34
12-31-09	11.08	0.53	•	0.75	1.28	0.79		—		—	0.79		11.57
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75		0.30		—	1.05		11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51		—		—	0.51		13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54		—		—	0.54		12.96
12-31-05	13.14	0.54		(0.13)	0.41	0.51		0.07		—	0.58		12.97
Class S
06-30-10	11.52	0.29	•	0.46	0.75	—		—		—	—		12.27
12-31-09	11.00	0.50	•	0.75	1.25	0.73		—		—	0.73		11.52
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72		0.30		—	1.02		11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48		—		—	0.48		13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51		—		—	0.51		12.89
12-31-05	13.09	0.41		(0.03)	0.38	0.49		0.07		—	0.56		12.91
Class S2
06-30-10	11.59	0.29		0.46	0.75	—		—		—	—		12.34
02-27-09(4)-12-31-09	10.79	0.42	•	1.15	1.57	0.77		—		—	0.77		11.59
ING Money Market Portfolio(b)
Class I
06-30-10	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
12-31-09	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
12-31-08	1.05	0.02		0.00	0.02	0.07		—		—	0.07		1.00
12-31-07	1.04	0.05		(0.00)	0.05	0.04		—		—	0.04		1.05
12-31-06	1.02	0.05		0.00	0.05	0.03		—		—	0.03		1.04
12-31-05	1.00	0.03		(0.00)	0.03	0.01		—		—	0.01		1.02
Class S
03-15-10(4)-06-30-10	1.00	(0.00	)*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-10	4.94	(0.02	)•	(0.37)	(0.39)	—		—		—	—		4.55
12-31-09	3.25	(0.02)		1.71	1.69	—		—		—	—		4.94
12-16-08(4)-12-31-08	3.29	(0.01)		(0.03)	(0.04)	—		—		—	—		3.25
Class I
06-30-10	5.01	(0.01)		(0.38)	(0.39)	—		—		—	—		4.62
12-31-09	3.28	(0.01)		1.74	1.73	—		—		—	—		5.01
12-31-08	5.45	0.00	*	(2.17)	(2.17)	—		—		—	—		3.28
12-31-07	4.58	(0.01)		0.88	0.87	—		—		—	—		5.45
12-31-06	4.27	(0.01)		0.32	0.31	—		—		—	—		4.58
12-31-05	3.82	(0.02)		0.47	0.45	—		—		—	—		4.27
Class S
06-30-10	4.96	(0.01)		(0.38)	(0.39)	—		—		—	—		4.57
12-31-09	3.25	(0.02)		1.73	1.71	—		—		—	—		4.96
12-31-08	5.42	(0.01)		(2.16)	(2.17)	—		—		—	—		3.25
12-31-07	4.56	(0.02)		0.88	0.86	—		—		—	—		5.42
12-31-06	4.27	(0.02)		0.31	0.29	—		—		—	—		4.56
07-20-05(5)-12-31-05	3.90	(0.01)		0.38	0.37	—		—		—	—		4.27
01-01-03 -12-16-03(5)	2.65	(0.07)		1.09	1.02	—		—		—	—		3.67
Class S2
06-30-10	4.95	(0.02)		(0.37)	(0.39)	—		—		—	—		4.56
02-27-09(4)-12-31-09	3.01	(0.02	)•	1.96	1.94	—		—		—	—		4.95

		Ratios to average net assets						Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING Intermediate Bond Portfolio
Class ADV
06-30-10	6.20	1.01	1.01	†	1.01	†	4.77 †	21	196
12-31-09	11.08	1.01	1.01	†	1.01	†	4.08 †	1	692
12-31-08	(9.16)	1.01	1.00	†	1.00	†	4.58 †	1	666
12-31-07	5.60 (a)	0.99	0.99	†	0.99	†	4.77 †	1	438
12-20-06(4)-12-31-06	(0.30)	0.99	0.99	†	0.99	†	6.82 †	1	390
Class I
06-30-10	6.66	0.51	0.51	†	0.51	†	5.25 †	1,233,274	196
12-31-09	11.57	0.51	0.51	†	0.51	†	4.62 †	1,236,593	692
12-31-08	(8.41)	0.51	0.50	†	0.50	†	5.05 †	1,803,886	666
12-31-07	5.95 (a)	0.49	0.49	†	0.49	†	5.19 †	2,267,008	438
12-31-06	4.06	0.49	0.49	†	0.49	†	4.97 †	1,909,376	390
12-31-05	3.14	0.49	0.49		0.49		4.14	1,148,075	589
Class S
06-30-10	6.51	0.76	0.76	†	0.76	†	4.99 †	1,319,869	196
12-31-09	11.38	0.76	0.76	†	0.76	†	4.41 †	1,279,655	692
12-31-08	(8.73)	0.76	0.75	†	0.75	†	4.82 †	1,153,518	666
12-31-07	5.70 (a)	0.74	0.74	†	0.74	†	4.92 †	1,079,662	438
12-31-06	3.77	0.74	0.74	†	0.74	†	4.69 †	620,849	390
12-31-05	2.94	0.74	0.74		0.74		3.94	617,269	589
Class S2
06-30-10	6.47	1.01	0.91	†	0.91	†	4.86 †	3	196
02-27-09(4)-12-31-09	14.59	1.01	0.91	†	0.91	†	4.31 †	3	692
ING Money Market Portfolio(b)
Class I
06-30-10	0.22	0.35	0.30		0.30		0.00	1,203,004	—
12-31-09	0.33	0.37	0.37		0.37		0.25	1,328,429	—
12-31-08	2.67	0.35	0.35		0.35		2.66	1,798,833	—
12-31-07	5.13	0.33	0.33		0.33		5.03	1,711,139	—
12-31-06	4.88	0.34	0.34		0.34		4.79	1,355,850	—
12-31-05	2.98	0.35	0.35		0.35		2.93	1,073,018	—
Class S
03-15-10(4)-06-30-10	0.00 *	0.60	0.35		0.35		(0.05)	228	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-10	(7.89)	1.55	1.55		1.55		(0.75)	1,230	27
12-31-09	52.00	1.57	1.55		1.55		(0.92)	54	74
12-16-08(4)-12-31-08	(1.22)	1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-10	(7.78)	1.05	1.05		1.05		(0.24)	94,855	27
12-31-09	52.74	1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	(39.82)	1.08	1.06		1.06		0.09	55,899	137
12-31-07	19.00	1.08	1.08		1.08		(0.24)	97,943	84
12-31-06	7.26	1.08	1.08		1.08		(0.29)	81,599	129
12-31-05	11.78	1.06	1.06		1.06		(0.48)	84,523	118
Class S
06-30-10	(7.86)	1.30	1.30		1.30		(0.49)	209,259	27
12-31-09	52.62	1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	(40.04)	1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	18.86	1.33	1.33		1.33		(0.50)	1,140	84
12-31-06	6.79	1.33	1.33		1.33		(0.51)	551	129
07-20-05(5)-12-31-05	9.49	1.31	1.31		1.31		(0.73)	78	118
01-01-03 -12-16-03(5)	38.49	1.35	1.35		1.36		(1.13)	—	15
Class S2
06-30-10	(7.88)	1.55	1.45		1.45		(0.64)	5	27
02-27-09(4)-12-31-09	64.45	1.57	1.45		1.45		(0.56)	5	74

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

(5)  Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*  Amount is less than $0.005 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The three diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), ING Opportunistic LargeCap Portfolio ("Opportunistic LargeCap") and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares, except Balanced and Money Market which currently offer only Class I and Class S shares and Opportunistic LargeCap which currently offers only ADV Class, Class I and Class S shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios' existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss that Balanced, Intermediate Bond and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,011,399, $6,103,895, and $40,338, respectively, which represents the gross payments to be received by the Portfolios on open credit default swaps, interest rate swaps and forward foreign currency transactions were they to be unwound as of June 30, 2010.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2010, Balanced, Intermediate Bond and Science and Technology Opportunities had a net liability position of $2,307,607, $13,695,984 and $560,375 on open credit default swaps, interest rate swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2010, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2010, Balanced and Intermediate Bond have posted $100,000 and $5,879,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$41,608,405	$18,166,966
Intermediate Bond	19,621,230	61,519,982
Science and Technology Opportunities	365,527	7,882,997

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, Balanced and Intermediate Bond have purchased futures contracts on various equity indices, bonds, and notes to increase exposure to both equity and interest rate risk. Balanced and Intermediate Bond also purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, Balanced and Intermediate Bond sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2010, the following Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$46,851,057	$51,229,175
Growth and Income	13,420,958	—
Intermediate Bond	265,153,781	632,615,536

F.  Options Contracts. Certain Portolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2010, Balanced has both purchased and written foreign currency options to both increase and decrease exposure to foreign currency risk. The Portfolio may also write options to generate income.

Please refer to Note 9 for the volume of both purchased and written foreign currency option activity during the six months ended June 30, 2010.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company, Opportunistic LargeCap and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% (5% for Money Market) of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which a Portfolio is seller of protection are disclosed in each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2010, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2010, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2010, Balanced and Intermediate Bond had average notional amounts of $1,284,333 and $14,453,000 on credit default swaps to buy protection and average notional amounts of $2,697,440 and $28,500,610 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, Balanced and Intermediate Bond have entered into interest rate swaps in which the Portfolios paid a floating or fixed interest rate and received a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. Average notional amounts were $12,065,226 and $21,506,667, respectively.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$717,920,082	$751,614,937
Growth and Income	952,066,947	1,095,147,355
Small Company	202,002,827	229,642,707
Opportunistic LargeCap	82,635,691	94,558,735
Intermediate Bond	1,016,114,825	1,080,641,065
Science and Technology Opportunities	85,787,656	92,082,657

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$445,676,073	$452,886,095
Intermediate Bond	4,205,086,188	4,030,658,872

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Small Company	0.750%
Opportunistic LargeCap	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Investment Adviser for Balanced, Growth and Income, Small Company, Opportunistic LargeCap and Intermediate Bond waived $10,940, $22,018, $4,645, $456, $15,298 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, effective March 15, 2010, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares through May 1, 2011.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. This arrangement will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by IID or ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2010, IID waived $313,624 of such fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$247,428	$27,387	$1,585	$276,400
Growth and Income	959,613	105,864	90,649	1,156,126
Small Company	306,870	22,541	15,020	344,431
Opportunistic LargeCap	71,068	6,519	3,870	81,457
Intermediate Bond	840,345	115,796	272,766	1,228,907
Money Market	236,891	54,892	28	291,811
Science and Technology Opportunities	250,625	14,509	45,573	310,707

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Policy.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2010, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Portfolio	Percentage (%)	Entities
Balanced	91.16	ING Life Insurance & Annuity Co
Small Company	51.43	ING Life Insurance & Annuity Co
	13.06	ING Solution 2025 Portfolio
	5.42	ING Solution 2035 Portfolio
	5.64	ING Solution 2045 Portfolio
	13.86	ING USA Annuity and Life Insurance
Opportunistic LargeCap	88.53	ING Life Insurance & Annuity Co
	6.76	ING USA Annuity and Life Insurance
Intermediate Bond	38.33	ING Life Insurance & Annuity Co
	50.56	ING USA Annuity and Life Insurance
Money Market	98.66	ING Life Insurance & Annuity Co
Science and Technology Opportunities	30.21	ING Life Insurance and Annuity Co
	66.06	ING USA Annuity and Life Insurance

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%
Opportunistic LargeCap	1.30%	0.80%	1.05%	n/a
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2010, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
Science and Technology Opportunities	$—	$72,286	$7,973	$80,259

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the Portfolios to which the loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2010:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Balanced	8	$4,418,125	1.44%
Growth and Income	31	1,725,000	1.45
Small Company	7	1,010,714	1.42
Intermediate Bond	17	1,478,235	1.42
Science and Technology Opportunities	5	3,653,000	1.37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the six months ended June 30, 2010 were as follows:

	USD Notional	Cost
Balance at 12/31/09	—	$—
Options Purchased	4,970,866	29,950
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(4,970,866)	$(29,950)
Balance at 06/30/10	—	$—

Transactions in written foreign currency options for Balanced during the six months ended June 30, 2010 were as follows:

	USD Notional	Premium
Balance at 12/31/09	—	$—
Options Written	4,970,866	36,740
Options Terminated in Closing Purchase Transactions	(4,970,866)	(36,740)
Options Expired	—	—
Balance at 06/30/10	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-10	—	—	—	(68)	(68)	—	—	—	(1,008)	(1,008)
12-31-09	—	—	—	(1)	(1)	—	—	—	(10)	(10)
Class I
06-30-10	169,340	—	1,535,100	(4,621,433)	(2,916,993)	1,804,379	—	16,778,649	(49,146,703)	(30,563,675)
12-31-09	2,039,704	—	3,180,956	(10,322,866)	(5,102,206)	16,955,119	—	27,411,197	(94,851,475)	(50,485,159)
Class S
06-30-10	80,295	—	18,461	(64,702)	34,054	841,869	—	200,662	(678,500)	364,031
12-31-09	44,415	—	33,289	(98,804)	(21,100)	412,647	—	285,533	(894,457)	(196,277)
Class S2
06-30-10	—	—	—	(376)	(376)	—	—	—	(2,993)	(2,993)
12-31-09	376	—	—	—	376	3,000	—	—	—	3,000
Growth and Income
Class ADV
06-30-10	18,032	—	—	(15,792)	2,240	339,994	—	—	(311,442)	28,552
12-31-09	9,153	28,372	670	(23,354)	14,841	152,836	501,131	13,059	(360,455)	306,571
Class I
06-30-10	1,724,639	—	—	(9,532,338)	(7,807,699)	33,698,469	—	—	(187,489,724)	(153,791,255)
12-31-09	13,792,242	755,790	1,419,123	(15,741,817)	225,338	217,641,302	13,448,552	27,814,869	(257,306,489)	1,598,234
Class S
06-30-10	114,154	—	—	(2,077,871)	(1,963,717)	2,216,375	—	—	(40,605,456)	(38,389,081)
12-31-09	844,328	8,254,997	288,517	(3,727,272)	5,660,570	14,473,186	145,680,614	5,611,654	(60,244,561)	105,520,893
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	236	572,428	—	(572,428)	236	3,000	10,117,274	—	(10,117,270)	3,004
Small Company
Class ADV
06-30-10	41,422	—	19	(1,565)	39,876	634,137	—	321	(23,386)	611,072
12-31-09	2,418	—	—	(243)	2,175	33,776	—	—	(3,555)	30,221
Class I
06-30-10	1,496,996	—	143,022	(2,856,099)	(1,216,081)	23,208,363	—	2,439,964	(45,813,951)	(20,165,624)
12-31-09	10,067,622	—	272,837	(16,743,997)	(6,403,538)	116,218,366	—	3,140,352	(223,426,392)	(104,067,674)
Class S
06-30-10	2,035,032	—	17,727	(2,751,658)	(698,899)	31,974,258	—	298,881	(41,898,468)	(9,625,329)
12-31-09	3,757,468	—	29,034	(2,271,330)	1,515,172	47,085,121	—	330,410	(28,087,792)	19,327,739
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	324	—	—	—	324	3,000	—	—	—	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Opportunistic LargeCap
Class ADV
06-30-10	5,871	—	759	(13,970)	(7,340)	55,573	—	7,704	(138,076)	(74,799)
12-31-09	15,195	83,854	—	(7,677)	91,372	139,686	726,229	—	(69,860)	796,055
Class I
06-30-10	56,413	—	148,304	(1,223,287)	(1,018,570)	547,689	—	1,518,635	(11,985,287)	(9,918,963)
12-31-09	183,831	7,531,775	302,318	(1,991,572)	6,026,352	1,532,663	65,710,159	2,288,544	(17,011,141)	52,520,225
Class S
06-30-10	60,041	—	17,523	(256,446)	(178,882)	578,001	—	178,557	(2,456,228)	(1,699,670)
12-31-09	80,750	958,827	42,891	(458,404)	624,064	696,939	8,319,713	323,400	(3,885,664)	5,454,388
Intermediate Bond
Class ADV
06-30-10	1,598	—	—	—	1,598	19,473	—	—	—	19,473
12-31-09	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class I
06-30-10	5,103,936	—	—	(12,024,725)	(6,920,789)	61,429,333	—	—	(143,569,650)	(82,140,317)
12-31-09	16,916,551	—	7,105,709	(79,964,789)	(55,942,529)	189,668,625	—	81,820,258	(930,726,708)	(659,237,825)
Class S
06-30-10	5,872,831	—	—	(9,380,946)	(3,508,115)	70,028,150	—	—	(111,991,923)	(41,963,773)
12-31-09	15,825,364	—	6,557,925	(16,132,158)	6,251,131	179,118,265	—	75,398,390	(182,847,886)	71,668,769
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	278	—	—	—	278	3,000	—	—	—	3,000
Money Market
Class I
06-30-10	52,028,500	—	2,724,860	(177,565,524)	(122,812,164)	52,028,500	—	2,724,860	(177,565,524)	(122,812,164)
12-31-09	83,164,700	—	5,386,753	(558,662,896)	(470,111,443)	83,164,700	—	5,285,563	(558,662,896)	(470,212,633)
Class S
03-15-10(1) - 06-30-10	243,369	—	—	(15,677)	227,692	243,369	—	—	(15,677)	227,692
BlackRock Science and Technology Opportunities
Class ADV
06-30-10	263,757	—	—	(4,221)	259,536	1,307,695	—	—	(20,793)	1,286,902
12-31-09	10,083	—	—	—	10,083	46,727	—	—	—	46,727
Class I
06-30-10	1,466,243	—	—	(1,061,898)	404,345	7,392,106	—	—	(5,224,655)	2,167,451
12-31-09	4,765,612	—	—	(1,699,898)	3,065,714	18,798,005	—	—	(6,866,848)	11,931,157
Class S
06-30-10	8,854,755	—	—	(9,494,048)	(639,293)	43,954,942	—	—	(45,985,424)	(2,030,482)
12-31-09	28,025,709	—	—	(9,114,688)	18,911,021	109,710,300	—	—	(34,899,591)	74,810,709
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	998	—	—	(1)	997	3,003	—	—	(3)	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolio's net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	BNY Institutional Cash Reserves Fund, Series B	1,627,156	09/12/08	$1,627,156	$1,301,725	0.2%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	700,000	11/21/06	683,243	—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	600,000	11/21/06	597,758	—	0.0%
	Hudson Mezzanine Funding, 1.093%, due 06/12/42	927,000	12/21/06	926,330	—	0.0%
	PEA Lima, LLC, 0.000% due 03/20/14	92,655	03/20/09	11,671	—	0.0%
	Twin Reefs Pass-through Trust, 0.000% due 12/10/49	530,000	07/30/08	441,728	—	0.0%
				$4,287,886	$1,301,725	0.2%
Growth and Income	BNY Institutional Cash Reserves Fund, Series B	422,017	09/12/08	$422,017	$337,614	0.0%
				$422,017	$337,614	0.0%
Small Company	BNY Institutional Cash Reserves Fund, Series B	1,704,289	09/12/08	$1,704,289	$1,363,431	0.3%
				$1,704,289	$1,363,431	0.3%
Opportunistic LargeCap	BNY Institutional Cash Reserves Fund, Series B	400,919	09/12/08	$400,919	$320,735	0.2%
				$400,919	$320,735	0.2%
Intermediate Bond	BNY Institutional Cash Reserves Fund, Series B	9,207,559	09/12/08	$9,207,559	$7,366,046	0.3%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,900,000	11/21/06	4,850,115	—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	4,000,000	11/21/06	3,985,331	—	0.0%
	Hudson Mezzanine Funding, 1.093%, due 06/12/42	6,265,000	12/21/06	6,260,469	—	0.0%
	PEA Lima, LLC, 0.000% due 03/20/14	617,699	03/20/09	77,804	—	0.0%
	Twin Reefs Pass-through Trust, 0.000% due 12/10/49	4,098,000	07/30/08	2,848,607	—	0.0%
				$27,229,885	$7,366,046	0.3%
Money Market	BNY Institutional Cash Reserves Fund, Series B	747,006	09/12/08	$747,006	$597,605	0.0%
				$747,006	$597,605	0.0%
Science and Technology Opportunities	BNY Institutional Cash Reserves Fund, Series B	396,801	09/12/08	$396,801	$317,441	0.1%
				$396,801	$317,441	0.1%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$27,364,589	$27,932,902
Growth and Income	11,057,935	11,429,346
Small Company	14,953,608	15,375,276
Opportunistic LargeCap	573,818	592,107
Intermediate Bond	299,962,215	306,142,955
Money Market	1,023,541	1,045,000
Science and Technology Opportunities	2,971,758	3,163,777

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income
Balanced	$16,979,311	$27,696,918
Growth and Income	—	33,459,107
Small Company	2,739,204	3,470,816
Opportunistic LargeCap	1,704,896	2,611,957
Intermediate Bond	—	157,249,151
Money Market	2,724,860	5,285,563

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$16,992,065	$27,304,107	$—	$—	$(134,357,470)	2016
					(81,655,948)	2017
					$(216,013,418)*
Growth and Income	—	366,978,591	—	—	$(63,082,574)	2010
					(97,583,750)	2015
					(462,266,588)	2016
					(221,417,074)	2017
					$(844,349,986)*
Small Company	2,738,722	59,355,417	—	—	$(52,676,115)	2016
					(59,983,526)	2017
					$(112,659,641)
Opportunistic LargeCap	1,703,884	13,902,809	—	—	$(2,003,615)	2010
					(19,421,277)	2015
					(32,645,987)	2016
					(14,335,708)	2017
					$(68,406,587)*
Intermediate Bond	—	7,551,882	(3,054,815)	(617,912)	$(444,290,884)	2017
Money Market	—	(149,401)	—	—	$(169)	2011
					(244,520)	2012
					$(244,689)
Science and Technology Opportunities	—	52,304,828	—	—	$(10,711,037)	2010
					(3,997,473)	2011
					(4,991,402)	2015
					(13,211,790)	2016
					(12,108,952)	2017
					$(45,020,654)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS

On August 8, 2009, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Growth and Income Portfolio II ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on August 3, 2009. The primary purposes of the transaction were to reduce overlap of identical investment objectives and principal investment strategies and to reduce net expenses ratios of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired

Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$34,035,439
Net realized and unrealized gain on investments	$575,873,533
Net increase in net assets resulting from operations	$609,908,972

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Portfolio's statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Growth and Income Portfolio II	$169,748	$2,241,100	$333,629	$21,847	0.2163

The net assets of Growth and Income after the acquisition were $2,410,847,894.

On August 8, 2009, Opportunistic LargeCap ("Acquiring Portfolio") acquired all of the net assets of ING Opportunistic Large Cap Growth Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on August 3, 2009. The primary purposes of the transaction were to reduce overlap of investment objectives and to lower the overall net expense ratios of Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$2,060,103
Net realized and unrealized gain on investments	$27,278,433
Net increase in net assets resulting from operations	$29,338,536

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired portfolio that have been included in the Acquiring Portfolio's statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Opportunistic LargeCap	ING Opportunistic LargeCap Growth Portfolio	$74,756	$82,033	$116,858	$3,461	0.9336

The net assets of Opportunistic LargeCap after the acquisition were $156,788,892.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 16 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)("IIM") received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, Inc. and ING VP Bond Portfolio (the "Subject Portfolios"). As of August 6, 2004, ING VP Bond Portfolio changed its name to ING VP Intermediate Bond Portfolio. As of May 1, 2009, ING VP Intermediate Bond Portfolio and ING VP Balanced Portfolio, Inc. changed their names to ING Intermediate Bond Portfolio and ING Balanced Portfolio, Inc., respectively. The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").
The Complaint seeks to recover these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

On April 29, 2008, IIM and the Subject Portfolios joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits.

On June 29, 2009, the Bankruptcy Court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the Subject Portfolios; however, the Bankruptcy Court granted the summary judgment to dismiss IIM.

On September 9, 2009, Enron filed a motion in the Bankruptcy Court for summary judgment against the Subject Portfolios. The Subject Portfolios filed a response on October 9, 2009.

The Subject Portfolios filed an interlocutory appeal of the Bankruptcy Court's denial of summary judgment with the United States District Court of Southern New York ("District Court"). On November 19, 2009, (prior to the Bankruptcy Court ruling on Enron's motion for summary judgment filed in September 2009) the District Court ruled in favor of the Subject Portfolios and the one other remaining defendant, agreeing with the Subject Portfolios' reliance on section 546(e) and reversing the Bankruptcy Court. The judge directed the Bankruptcy Court to enter summary judgment in favor of the Subject Portfolios and the remaining defendant, essentially dismissing the preference claim against them.

Enron appealed the District Court's ruling to the Second Circuit Court of Appeals (the "Court of Appeals) on April 16, 2010. A decision by the Court of Appeals could come during the first quarter of 2011.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends of:

	Type	Per Share Amount		Payable Date	Record Date
Opportunistic LargeCap
Class ADV	NII	$0.0556		8/19/10	8/17/10
Class I	NII	$0.0880		8/19/10	8/17/10
Class S	NII	$0.0719		8/19/10	8/17/10
Money Market
Class I	NII	$0.0000	*	8/2/10	Daily
Class S	NII	$0.0000		8/2/10	Daily

NII – Net investment income

* Dividend amount rounds to $0.0000.

On August 10, 2010, shareholders approved the merger of Opportunistic Large Cap with and into Growth and Income. The merger is expected to take place on or about August 21, 2010.

On August 10, 2010, shareholders approved the merger of ING Wells Fargo Small Cap Disciplined with and into Small Company. The merger is expected to take place on or about August 21, 2010.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Common Stock	51.1%
Corporate Bonds/Notes	12.9%
U.S. Government Agency Obligations	11.1%
U.S. Treasury Obligations	8.3%
Collateralized Mortgage Obligations	5.8%
Exchange-Traded Funds	5.0%
Asset-Backed Securities	2.8%
Preferred Stock	0.8%
Other Bonds	0.7%
Real Estate Investment Trusts	0.1%
Other Assets and Liabilities - Net*	1.4%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 51.1%
	Consumer Discretionary: 5.4%
99,750	@	DIRECTV	$3,383,520	0.6
146,620		Wyndham Worldwide Corp.	2,952,927	0.5
		Other Securities	25,410,657	4.3
			31,747,104	5.4
	Consumer Staples: 4.9%
62,900		Carrefour S.A.	2,495,092	0.4
75,512		Loblaw Cos. Ltd.	2,738,733	0.5
82,300		PepsiCo, Inc.	5,016,185	0.8
76,135		Procter & Gamble Co.	4,566,577	0.8
99,333		Wal-Mart Stores, Inc.	4,774,937	0.8
		Other Securities	9,209,355	1.6
			28,800,879	4.9
	Energy: 5.1%
129,032		ExxonMobil Corp.	7,363,856	1.2
128,500		Royal Dutch Shell PLC - Class A	3,242,830	0.6
129,500	S	Suncor Energy, Inc.	3,812,480	0.6
62,500		Total S.A.	2,789,932	0.5
		Other Securities	12,753,654	2.2
			29,962,752	5.1
	Financials: 9.1%
30,900		Allianz AG	3,058,284	0.5
282,603		Bank of America Corp.	4,061,005	0.7
70,500		Comerica, Inc.	2,596,515	0.4
47,600		Deutsche Bank AG	2,673,216	0.5
339,000		HSBC Holdings PLC	3,097,000	0.5
114,657		JP Morgan Chase & Co.	4,197,593	0.7
141,833		Wells Fargo & Co.	3,630,925	0.6
		Other Securities	30,671,134	5.2
			53,985,672	9.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 5.8%
92,518		AmerisourceBergen Corp.	$2,937,447	0.5
109,184		Merck & Co., Inc.	3,818,164	0.7
250,271		Pfizer, Inc.	3,568,864	0.6
42,000		Sanofi-Aventis	2,529,552	0.4
68,800		Teva Pharmaceutical Industries Ltd. ADR	3,576,912	0.6
		Other Securities	17,663,045	3.0
			34,093,984	5.8
	Industrials: 6.1%
241,100		General Electric Co.	3,476,662	0.6
33,100		Siemens AG	2,960,461	0.5
49,230	@	TransDigm Group, Inc.	2,512,207	0.4
35,500		Union Pacific Corp.	2,467,605	0.4
		Other Securities	24,587,345	4.2
			36,004,280	6.1
	Information Technology: 8.5%
26,122	@, S	Apple, Inc.	6,570,467	1.1
184,061	@	Cisco Systems, Inc.	3,922,340	0.7
54,104	@	Cognizant Technology Solutions Corp.	2,708,446	0.5
218,532		Microsoft Corp.	5,028,400	0.8
114,166		Qualcomm, Inc.	3,749,211	0.6
		Other Securities	28,362,380	4.8
			50,341,244	8.5
	Materials: 2.8%
75,700		Barrick Gold Corp.	3,437,537	0.6
		Other Securities	12,966,684	2.2
			16,404,221	2.8
	Telecommunication Services: 1.4%
1,514,000		Vodafone Group PLC	3,119,582	0.5
		Other Securities	4,902,516	0.9
			8,022,098	1.4
	Utilities: 2.0%
38,700		Entergy Corp.	2,771,694	0.5
180,500		Great Plains Energy, Inc.	3,072,110	0.5
		Other Securities	6,027,763	1.0
			11,871,567	2.0
		Total Common Stock ( Cost $334,360,143 )	301,233,801	51.1
REAL ESTATE INVESTMENT TRUSTS: 0.1%
	Financials: 0.1%
		Other Securities	461,440	0.1
		Total Real Estate Investment Trusts ( Cost $463,417 )	461,440	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
	Exchange-Traded Funds: 5.0%
153,000		iShares MSCI Emerging Markets Index Fund	$5,709,960	1.0
627,000		Vanguard Emerging Markets ETF	23,819,730	4.0
		Total Exchange-Traded Funds ( Cost $32,807,047 )	29,529,690	5.0
PREFERRED STOCK: 0.8%
	Consumer Discretionary: 0.7%
45,800		Volkswagen AG	4,018,988	0.7
	Financials: 0.1%
		Other Securities	500,425	0.1
		Total Preferred Stock ( Cost $4,856,678 )	4,519,413	0.8
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 12.9%
	Consumer Discretionary: 2.5%
$470,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	$481,750	0.1
730,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	732,550	0.1
677,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	756,088	0.2
97,000	#	COX Communications, Inc., 6.950%, due 06/01/38	111,656
797,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	858,359	0.1
112,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	114,657
566,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	591,469	0.1
107,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	114,691
350,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	362,250	0.1
450,000	#	QVC, Inc., 7.500%, due 10/01/19	444,375	0.1
600,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	658,500	0.1
355,000	#, L	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	361,213	0.1
		Other Securities	9,054,666	1.5
			14,642,224	2.5
	Consumer Staples: 0.9%
390,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	426,811	0.1
155,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	156,163	0.0
495,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	514,800	0.1
525,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	584,063	0.1
		Other Securities	3,791,576	0.6
			5,473,413	0.9
	Energy: 1.2%
610,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	638,975	0.1
85,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	88,188	0.1
335,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	350,913
600,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—	0.0
700,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	314,746	0.1
92,655	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	—	0.0
136,000	#, S	Williams Partners L.P., 5.250%, due 03/15/20	139,332	0.0
		Other Securities	5,332,164	0.9
			6,864,318	1.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Financials: 4.2%
$838,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	$846,998	0.3
782,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	703,800
241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	250,890	0.0
241,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	182,126	0.0
415,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	423,300	0.1
197,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	196,088	0.1
742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	728,145
53,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	50,350	0.0
228,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	216,600
366,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	377,895	0.1
390,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	394,875	0.1
487,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	610,586	0.1
41,277	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	42,107	0.0
322,000	#	Rabobank, 11.000%, due 12/29/49	398,789	0.1
130,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	127,725	0.0
530,000	±, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—	0.0
360,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	355,500	0.1
333,000	#, L	Voto-Votorantim Ltd, 6.750%, due 04/05/21	337,995	0.1
218,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	226,703	0.0
		Other Securities	18,127,088	3.1
			24,597,560	4.2
	Health Care: 0.4%
82,000	#	Genzyme Corp., 3.625%, due 06/15/15	83,037	0.0
		Other Securities	2,429,287	0.4
			2,512,324	0.4
	Industrials: 0.5%
255,000	#	Bombardier, Inc., 7.500%, due 03/15/18	263,925	0.1
255,000	#	Bombardier, Inc., 7.750%, due 03/15/20	265,838
203,000	#, L	Kazatomprom, 6.250%, due 05/20/15	206,553	0.0
		Other Securities	1,980,137	0.4
			2,716,453	0.5
	Information Technology: 0.3%
40,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	39,900	0.1
490,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	488,775
		Other Securities	1,573,206	0.2
			2,101,881	0.3
	Materials: 0.7%
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	329,756	0.1
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	261,436
		Other Securities	3,657,891	0.6
			4,249,083	0.7
	Telecommunication Services: 1.0%
477,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	484,751	0.1
280,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	280,700	0.1
252,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	253,890

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Telecommunication Services (continued)
$300,000	S	Vodafone Group PLC, 5.450%, due 06/10/19	$321,711	0.0
		Other Securities	4,777,416	0.8
			6,118,468	1.0
	Utilities: 1.2%
307,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	305,272	0.1
222,000	#	EDP Finance BV, 4.900%, due 10/01/19	201,508	0.1
168,000	#	EDP Finance BV, 6.000%, due 02/02/18	165,706
203,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	204,277	0.0
169,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	183,441	0.0
333,000	#	Enel Finance International SA, 6.000%, due 10/07/39	321,452	0.1
251,496	#	Juniper Generation, LLC, 6.790%, due 12/31/14	234,405	0.0
		Other Securities	5,431,025	0.9
			7,047,086	1.2
		Total Corporate Bonds/Notes ( Cost $73,613,043 )	76,322,810	12.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.1%
	Federal Home Loan Mortgage Corporation##: 4.3%
4,503,000	W	4.500%, due 08/15/39	4,649,348
4,027,340	S	5.000%, due 08/15/16-04/15/32	4,312,535
5,258,105	S	5.500%, due 09/15/32-05/15/36	5,567,959	4.3
3,650,301	S	6.000%, due 01/15/29-07/15/32	4,005,956
6,969,399	W, S, ^	3.000%-6.500%, due 04/07/15-08/14/36	7,042,333
			25,578,131	4.3
	Federal National Mortgage Association##: 5.4%
6,570,000	W	4.500%, due 07/15/35	6,811,244
5,783,542	S	5.000%, due 02/25/29-07/01/37	6,147,819
4,304,000	W	5.500%, due 07/15/34	4,620,749	5.4
6,416,314	S	6.000%, due 06/01/16-12/25/49	7,108,745
6,772,504	W, S	0.747%-7.500%, due 06/01/29-08/01/39	7,352,822
			32,041,379	5.4
	Government National Mortgage Association: 1.4%
4,347,000	W	5.000%, due 07/15/33	4,630,916	1.4
3,000,306	S	3.125%-7.500%, due 12/15/23-07/01/40	3,283,509
			7,914,425	1.4
		Total U.S. Government Agency Obligations ( Cost $63,394,416 )	65,533,935	11.1
U.S. TREASURY OBLIGATIONS: 8.3%
	U.S. Treasury Notes: 8.3%
5,640,000	S, L	0.750%, due 05/31/12	5,657,185
7,509,000	S, L	1.125%, due 06/15/13	7,540,057
12,452,000	S, L	2.125%, due 05/31/15	12,667,992	8.3
5,224,000	S, L	3.500%, due 05/15/20	5,468,050
13,184,000	S	4.625%, due 02/15/40	14,821,703
2,500,000	S	1.000%-2.625%, due 04/30/12-06/30/14	2,526,415
		Total U.S. Treasury Obligations ( Cost $47,917,295 )	48,681,402	8.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
ASSET-BACKED SECURITIES: 2.8%
	Automobile Asset-Backed Securities: 0.8%
$675,000	#	Bank of America Auto Trust, 2.670%, due 07/15/13	$687,064	0.2
327,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	342,552
		Other Securities	3,402,249	0.6
			4,431,865	0.8
	Credit Card Asset-Backed Securities: 1.4%
2,360,000	S	Citibank Credit Card Issuance Trust, 1.000%-6.950%, due 05/15/13-09/20/19	2,551,897	0.4
		Other Securities	5,843,121	1.0
			8,395,018	1.4
	Home Equity Asset-Backed Securities: 0.0%
		Other Securities	118,075	0.0
	Other Asset-Backed Securities: 0.6%
500,000	#, S	Carlyle High Yield Partners, 0.798%, due 08/11/16	464,037	0.1
459,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	446,928	0.1
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	202,030
		Other Securities	2,532,790	0.4
			3,645,785	0.6
		Total Asset-Backed Securities ( Cost $16,781,896 )	16,590,743	2.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
29,292,913	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	232,571	0.0
490,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	488,995
1,090,000	#	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	1,059,171	0.4
675,000		Commercial Mortgage Pass-through Certificates, 6.010%-6.010%, due 12/10/49	713,864
41,283,563	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	271,324	0.1
380,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	380,060
3,375,000	S	Greenwich Capital Commercial Funding Corp., 5.224%-6.085%, due 04/10/37-12/10/49	3,353,008	0.6
130,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	130,492	0.2
870,000	#, S	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	950,956
927,000	S, I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42	—	0.0
71,941,290	S, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%-6.022%, due 08/12/40-02/15/51	3,383,451	0.6
9,962,879	S, ^	LB-UBS Commercial Mortgage Trust, 0.323%-6.080%, due 06/15/29-11/15/40	4,136,488	0.7
17,157,524	#, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43	299,479	0.1
560,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	584,790
90,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	89,599	0.0
4,449,209	#, ^	RBSCF Trust, 1.155%, due 04/15/24	154,489	0.1
320,000	#	RBSCF Trust, 5.420%, due 01/19/49	273,600
		Other Securities	17,595,856	3.0
		Total Collateralized Mortgage Obligations ( Cost $34,162,298 )	34,098,193	5.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
OTHER BONDS: 0.7%
		Foreign Government Bonds: 0.7%
BRL	8,285,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	$4,462,769	0.7
			Total Other Bonds ( Cost $4,410,828 )	4,462,769	0.7
			Total Long-Term Investments ( Cost $612,767,061 )	581,434,196	98.6
Shares				Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
		Affiliated Mutual Fund: 5.2%
	30,335,000	S	ING Institutional Prime Money Market Fund - Class I	$30,335,000	5.2
			Total Mutual Fund ( Cost $30,335,000 )	30,335,000	5.2
		Securities Lending Collateralcc: 4.7%
	26,305,746		BNY Mellon Overnight Government Fund (1)	26,305,746	4.5
	1,627,156	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,301,725	0.2
			Total Securities Lending Collateral ( Cost $27,932,902 )	27,607,471	4.7
			Total Short-Term Investments ( Cost $58,267,902 )	57,942,471	9.9
			Total Investments in Securities ( Cost $671,034,963 ) *	$639,376,667	108.5
			Other Assets and Liabilities - Net	(49,829,153)	(8.5)
			Net Assets	$589,547,514	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

&  Payment-in-kind

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $677,941,761.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,326,499
Gross Unrealized Depreciation	(51,891,593)
Net Unrealized Depreciation	$(38,565,094)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$26,880,914	$4,866,190	$—	$31,747,104
Consumer Staples	22,500,521	6,300,358	—	28,800,879
Energy	22,926,638	7,036,114	—	29,962,752
Financials	34,384,078	19,601,594	—	53,985,672
Health Care	27,182,316	6,911,668	—	34,093,984
Industrials	25,882,163	10,122,117	—	36,004,280
Information Technology	42,730,143	7,611,101	—	50,341,244
Materials	11,140,348	5,263,873	—	16,404,221
Telecommunication Services	4,902,516	3,119,582	—	8,022,098
Utilities	6,265,634	5,605,933	—	11,871,567
Total Common Stock	224,795,271	76,438,530	—	301,233,801
Real Estate Investment Trusts	461,440	—	—	461,440
Exchange-Traded Funds	29,529,690	—	—	29,529,690
Preferred Stock	—	4,519,413	—	4,519,413
Corporate Bonds/Notes	—	76,322,810	—	76,322,810
U.S. Government Agency Obligations	—	65,533,935	—	65,533,935
U.S. Treasury Obligations	—	48,681,402	—	48,681,402
Asset-Backed Securities	—	16,126,706	464,037	16,590,743
Collateralized Mortgage Obligations	—	33,444,533	653,660	34,098,193
Other Bonds	—	4,462,769	—	4,462,769
Short-Term Investments	56,640,746	—	1,301,725	57,942,471
Total Investments, at value	$311,427,147	$325,530,098	$2,419,422	$639,376,667
Other Financial Instruments+:
Forward foreign currency contracts	—	1,476,876	—	1,476,876
Futures	675,479	—	—	675,479
Swaps, at value	—	534,523	—	534,523
Total Assets	$312,102,626	$327,541,497	$2,419,422	$642,063,545
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,275,528)	$—	$(1,275,528)
Futures	(699,069)	—	—	(699,069)
Swaps, at value	—	(1,032,079)	—	(1,032,079)
Total Liabilities	$(699,069)	$(2,307,607)	$—	$(3,006,676)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Corporate Bonds/Notes	$1,271,714	$—	$(1,133,000)	$—	$—	$(23,758)	$—	$(114,956)	$—
Asset-Backed Securities	52,561	—	(70,332)	11	(30,721)	48,481	464,037	—	464,037
Collateralized Mortgage Obligations	1,221,544	635,970	(1,209,450)	117	—	5,479	—	—	653,660
Other Bonds	4,857,428	—	—	—	—	—	—	(4,857,428)	—
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$8,704,972	$635,970	$(2,412,782)	$128	$(30,721)	$30,202	$464,037	$(4,972,384)	$2,419,422

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(6,089).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+   Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar AUD 1,184,119	BUY	07/02/10	USD 1,015,049	996,733	$(18,316)
Australian Dollar AUD 793,831	BUY	07/16/10	689,000	666,905	(22,095)
Australian Dollar AUD 445,306	BUY	07/16/10	388,000	374,106	(13,894)
Australian Dollar AUD 509,563	BUY	07/16/10	433,000	428,089	(4,911)
Australian Dollar AUD 1,184,119	BUY	07/16/10	1,011,635	994,789	(16,846)
Canadian Dollar CAD 10,005,711	BUY	07/02/10	9,733,381	9,399,005	(334,376)
Canadian Dollar CAD 164,551	BUY	07/16/10	159,000	154,558	(4,442)
Canadian Dollar CAD 10,005,711	BUY	07/16/10	9,533,870	9,398,064	(135,806)
Swiss Franc CHF 3,678,844	BUY	07/02/10	3,220,000	3,413,131	193,131
Swiss Franc CHF 1,123,845	BUY	07/02/10	1,021,000	1,042,673	21,673
Swiss Franc CHF 3,128,753	BUY	07/30/10	2,883,107	2,904,120	21,013
Danish Krone DKK 2,787,869	BUY	07/02/10	447,934	457,662	9,728
Danish Krone DKK 2,787,869	BUY	07/30/10	456,957	457,702	745

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro EUR 9,625,346	BUY	07/02/10	USD 11,811,821	11,770,381	$(41,440)
EU Euro EUR 3,990,072	BUY	07/16/10	4,913,000	4,879,653	(33,347)
EU Euro EUR 164,905	BUY	07/16/10	204,000	201,670	(2,330)
EU Euro EUR 888,769	BUY	07/16/10	1,099,000	1,086,918	(12,082)
EU Euro EUR 840,842	BUY	07/16/10	1,037,000	1,028,306	(8,694)
EU Euro EUR 913,999	BUY	07/16/10	1,122,000	1,117,773	(4,227)
EU Euro EUR 808,285	BUY	07/16/10	997,000	988,491	(8,509)
EU Euro EUR 43,727	BUY	07/16/10	54,000	53,476	(524)
EU Euro EUR 9,625,346	BUY	07/16/10	11,752,481	11,771,302	18,821
British Pound GBP 710,961	BUY	07/02/10	1,025,512	1,062,245	36,733
British Pound GBP 411,328	BUY	07/02/10	598,000	614,564	16,564
British Pound GBP 215,359	BUY	07/02/10	318,000	321,767	3,767
British Pound GBP 232,211	BUY	07/02/10	344,000	346,946	2,946
British Pound GBP 160,069	BUY	07/02/10	237,000	239,160	2,160
British Pound GBP 136,514	BUY	07/02/10	202,000	203,966	1,966

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound GBP 2,006	BUY	07/02/10	USD 3,000	2,998	$(2)
Indonesian Rupiah IDR 8,922,900,000	BUY	07/02/10	957,393	984,324	26,931
Indonesian Rupiah IDR 8,922,900,000	BUY	07/30/10	977,638	979,301	1,663
Indian Rupee INR 54,813,074	BUY	07/02/10	1,165,492	1,180,172	14,680
Indian Rupee INR 59,706,990	BUY	07/02/10	1,269,551	1,285,542	15,991
Indian Rupee INR 54,813,074	BUY	07/30/10	1,168,972	1,175,552	6,580
Indian Rupee INR 59,706,990	BUY	07/30/10	1,273,342	1,280,510	7,168
Japanese Yen JPY 715,887,900	BUY	07/02/10	7,845,278	8,096,906	251,628
Japanese Yen JPY 33,207,095	BUY	07/16/10	363,000	375,679	12,679
Japanese Yen JPY 447,914,771	BUY	07/16/10	4,913,000	5,067,361	154,361
Japanese Yen JPY 41,271,717	BUY	07/16/10	461,000	466,916	5,916
Japanese Yen JPY 34,958,567	BUY	07/16/10	391,000	395,494	4,494
Japanese Yen JPY 31,189,781	BUY	07/16/10	349,000	352,857	3,857
Japanese Yen JPY 27,340,166	BUY	07/16/10	309,000	309,306	306
Japanese Yen JPY 715,887,900	BUY	07/16/10	8,070,016	8,099,002	28,986
South Korean Won KRW 1,110,604,401	BUY	07/02/10	896,191	908,868	12,677
South Korean Won KRW 914,051,000	BUY	07/02/10	733,000	748,017	15,017
South Korean Won KRW 2,024,655,401	BUY	07/30/10	1,651,944	1,655,124	3,180
Mexican Peso MXN 65,984,549	BUY	07/16/10	5,223,014	5,093,620	(129,394)
Norwegian Krone NOK 18,001,874	BUY	07/02/10	2,691,945	2,766,221	74,276
Norwegian Krone NOK 15,804,662	BUY	07/02/10	2,423,000	2,428,591	5,591
Norwegian Krone NOK 15,973,458	BUY	07/02/10	2,443,000	2,454,528	11,528
Norwegian Krone NOK 25,242,555	BUY	07/30/10	3,892,466	3,872,686	(19,780)
New Zealand Dollar NZD 1,462,024	BUY	07/16/10	1,018,000	1,001,655	(16,345)
New Zealand Dollar NZD 1,444,577	BUY	07/16/10	1,007,000	989,702	(17,298)
New Zealand Dollar NZD 1,933,303	BUY	07/16/10	1,347,000	1,324,536	(22,464)
New Zealand Dollar NZD 647,070	BUY	07/16/10	453,000	443,318	(9,682)
New Zealand Dollar NZD 389,147	BUY	07/16/10	276,000	266,611	(9,389)
Swedish Krona SEK 4,255,537	BUY	07/02/10	526,785	545,767	18,982

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona SEK 3,323,624	BUY	07/02/10	USD 428,000	426,250	$(1,750)
Swedish Krona SEK 9,204,348	BUY	07/30/10	1,180,000	1,180,429	429
					$118,224
Australian Dollar AUD 1,759,233	SELL	07/16/10	1,509,000	1,477,948	31,052
Australian Dollar AUD 1,341,180	SELL	07/16/10	1,155,000	1,126,738	28,262
Australian Dollar AUD 1,076,811	SELL	07/16/10	927,000	904,639	22,361
Australian Dollar AUD 295,866	SELL	07/16/10	255,000	248,559	6,441
Australian Dollar AUD 631,777	SELL	07/16/10	548,000	530,762	17,238
Australian Dollar AUD 203,941	SELL	07/16/10	178,000	171,333	6,667
Brazilian Real BRL 4,276,409	SELL	07/02/10	2,294,580	2,369,202	(74,622)
Brazilian Real BRL 4,016,962	SELL	07/02/10	2,155,369	2,225,463	(70,094)
Brazilian Real BRL 4,276,409	SELL	07/30/10	2,360,570	2,354,138	6,432
Brazilian Real BRL 4,016,962	SELL	07/30/10	2,217,356	2,211,313	6,043
Canadian Dollar CAD 2,539,586	SELL	07/16/10	2,435,000	2,385,357	49,643
Canadian Dollar CAD 1,163,108	SELL	07/16/10	1,118,000	1,092,472	25,528
Swiss Franc CHF 887,296	SELL	07/02/10	769,000	823,209	(54,209)
Swiss Franc CHF 317,682	SELL	07/02/10	275,183	294,737	(19,554)
Swiss Franc CHF 287,491	SELL	07/02/10	252,000	266,727	(14,727)
Swiss Franc CHF 1,312,108	SELL	07/30/10	1,214,000	1,217,903	(3,903)
Czech Koruna CZK 49,430,220	SELL	07/16/10	2,377,196	2,350,416	26,780
EU Euro EUR 761,069	SELL	07/16/10	932,000	930,748	1,252
EU Euro EUR 299,127	SELL	07/16/10	369,000	365,817	3,183
EU Euro EUR 4,005,103	SELL	07/16/10	4,913,000	4,898,034	14,966
EU Euro EUR 379,310	SELL	07/16/10	467,000	463,877	3,123
British Pound GBP 537,049	SELL	07/02/10	790,000	802,404	(12,404)
British Pound GBP 224,753	SELL	07/02/10	332,000	335,802	(3,802)
British Pound GBP 198,317	SELL	07/02/10	294,000	296,304	(2,304)
British Pound GBP 429,122	SELL	07/02/10	642,000	641,150	850
British Pound GBP 481,501	SELL	07/30/10	726,000	719,399	6,601

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound GBP 319,018	SELL	07/30/10	USD 481,646	476,638	$5,008
Hungarian Forint HUF 564,225,480	SELL	07/16/10	2,457,000	2,412,594	44,406
Japanese Yen JPY 57,476,147	SELL	07/16/10	633,000	650,241	(17,241)
Japanese Yen JPY 26,947,523	SELL	07/16/10	297,000	304,863	(7,863)
Japanese Yen JPY 223,853,552	SELL	07/16/10	2,465,000	2,532,506	(67,506)
Japanese Yen JPY 35,471,865	SELL	07/16/10	390,000	401,301	(11,301)
Japanese Yen JPY 34,579,251	SELL	07/16/10	382,000	391,203	(9,203)
Mexican Peso MXN 30,951,079	SELL	07/16/10	2,473,000	2,389,242	83,758
Norwegian Krone NOK 1,582,085	SELL	07/02/10	247,000	243,108	3,892
Norwegian Krone NOK 22,244,266	SELL	07/02/10	3,429,000	3,418,119	10,881
Norwegian Krone NOK 2,770,809	SELL	07/02/10	427,000	425,771	1,229
New Zealand Dollar NZD 187,994	SELL	07/02/10	130,444	128,945	1,499
New Zealand Dollar NZD 649,162	SELL	07/16/10	457,000	444,751	12,249
New Zealand Dollar NZD 685,183	SELL	07/16/10	485,000	469,430	15,570
New Zealand Dollar NZD 634,832	SELL	07/16/10	448,000	434,933	13,067
New Zealand Dollar NZD 628,100	SELL	07/16/10	449,000	430,321	18,679
New Zealand Dollar NZD 187,994	SELL	07/16/10	130,586	128,798	1,788
Swedish Krona SEK 12,388,839	SELL	07/02/10	1,570,000	1,588,852	(18,852)
Swedish Krona SEK 6,453,271	SELL	07/30/10	829,873	827,612	2,261
					$83,124

ING Balanced Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	68	09/15/10	$5,952,587	$49,833
Australia 10-Year Bond	21	09/15/10	1,890,383	33,784
Canada 10-Year Bond	57	09/21/10	6,630,323	110,086
Euro-Bund	71	09/08/10	11,233,968	13,967
Euro-Schatz	122	09/08/10	16,340,565	(10,640)
Japan 10-Year Bond (TSE)	4	09/09/10	6,408,867	47,642
Long Gilt	56	09/28/10	10,128,194	140,958
Short Gilt	23	09/28/10	3,695,876	9,585
U.S. Treasury 5-Year Note	35	09/30/10	4,142,305	71,280
U.S. Treasury 10-Year Note	100	09/21/10	12,254,688	198,344
			$78,677,756	$664,839
Short Contracts
Euro-Bobl 5-Year	45	09/08/10	$6,653,480	$(9,079)
Medium Gilt	28	09/28/10	4,836,516	(38,295)
U.S. Treasury 2-Year Note	251	09/30/10	54,925,858	(85,251)
U.S. Treasury 5-Year Note	102	09/30/10	12,071,859	(90,466)
U.S. Treasury Long Bond	135	09/21/10	17,212,500	(465,338)
			$95,700,213	$(688,429)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	543,500	$(10,755)	$—	$(10,755)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	140,000	41,481	30,515	10,966
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	284,000	84,146	59,410	24,736
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	959,000	284,141	109,174	174,967
							$399,013	$199,099	$199,914

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	1.03%	USD	542,000	$10,394	$—	$10,394
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	139,000	(81,118)	(33,710)	(47,408)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	284,000	(165,737)	(75,136)	(90,601)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	241,000	(140,643)	(57,708)	(82,935)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	480,000	(280,119)	(57,680)	(222,439)
								$(657,223)	$(224,234)	$(432,989)

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.748% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/03/20	CAD	2,000,000	$52,557	$—	$52,557
Receive a fixed rate equal to 4.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/09/12	NZD	24,000,000	61,804	—	61,804
Receive a floating rate based on 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.920% Counterparty: Deutsche Bank AG	06/03/12	CAD	12,000,000	(80,130)	—	(80,130)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citibank N.A.	05/11/20	USD	6,583,000	(273,577)	—	(273,577)
				$(239,346)	$—	$(239,346)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,476,876
Credit contracts	Swaps, at value	420,162
Interest rate contracts	Swaps, at value	114,361
Interest rate contracts	Net Assets — Unrealized appreciation*	675,479
Total Asset Derivatives		$2,686,878
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,275,528
Credit contracts	Swaps, at value	678,372
Interest rate contracts	Swaps, at value	353,707
Interest rate contracts	Net Assets — Unrealized depreciation*	699,069
Total Liability Derivatives		$3,006,676

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$9,425	$—	$9,425
Equity contracts	—	—	516,864	—	—	516,864
Foreign exchange contracts	(29,950)	(2,427,010)	—	—	36,740	(2,420,220)
Interest rate contracts	—	—	587,540	(21,113)	—	566,427
Total	$(29,950)	$(2,427,010)	$1,104,404	$(11,688)	$36,740	$(1,327,504)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency Investments*	related transactions**	Futures	Written Swaps	options	Total
Credit contracts	$—	$—	$—	$(137,879)	$—	$(137,879)
Equity contracts	—	—	(100,697)	—	—	(100,697)
Foreign exchange contracts	—	162,689	—	—	—	162,689
Interest rate contracts	—	—	(446,746)	(239,346)	—	(686,092)
Total	$—	$162,689	$(547,443)	$(377,225)	$—	$(761,979)

*  Amounts recognized for purchased swaptions are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	19.8%
Financials	14.2%
Energy	11.2%
Health Care	11.1%
Industrials	11.1%
Consumer Discretionary	10.4%
Consumer Staples	10.4%
Materials	3.4%
Utilities	3.3%
Telecommunication Services	2.5%
Other Assets and Liabilities - Net*	2.6%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 97.4%
	Consumer Discretionary: 10.4%
2,027,206		CBS Corp. - Class B	$26,211,774	1.2
1,352,871	@	DIRECTV	45,889,384	2.0
458,514	@	Liberty Media Corp. - Starz	23,769,366	1.1
1,228,932		Macy's, Inc.	21,997,883	1.0
651,700	@, L	Urban Outfitters, Inc.	22,411,963	1.0
1,541,800		Wyndham Worldwide Corp.	31,051,852	1.4
		Other Securities	59,273,068	2.7
			230,605,290	10.4
	Consumer Staples: 10.4%
905,800		Alberto-Culver Co.	24,538,122	1.1
1,080,182		PepsiCo, Inc.	65,837,093	3.0
1,039,092		Procter & Gamble Co.	62,324,738	2.8
1,360,600		Wal-Mart Stores, Inc.	65,404,042	2.9
		Other Securities	13,607,327	0.6
			231,711,322	10.4
	Energy: 11.2%
333,335		Apache Corp.	28,063,474	1.3
1,748,115		ExxonMobil Corp.	99,764,923	4.5
666,915		National Oilwell Varco, Inc.	22,054,879	1.0
498,600		Schlumberger Ltd.	27,592,524	1.2
1,160,800		Suncor Energy, Inc.	34,173,952	1.5
		Other Securities	37,769,525	1.7
			249,419,277	11.2
	Financials: 14.2%
3,845,500		Bank of America Corp.	55,259,835	2.5
7,220,300	@	Citigroup, Inc.	27,148,328	1.2
1,691,460		JP Morgan Chase & Co.	61,924,351	2.8
500,485		Reinsurance Group of America, Inc.	22,877,169	1.0
2,059,000		Wells Fargo & Co.	52,710,400	2.4
837,100		Willis Group Holdings Ltd.	25,154,855	1.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
1,423,900		XL Capital Ltd.	$22,796,639	1.0
		Other Securities	46,139,635	2.1
			314,011,212	14.2
	Health Care: 11.1%
880,100		AmerisourceBergen Corp.	27,943,175	1.3
588,200	@	Amgen, Inc.	30,939,320	1.4
1,506,900		Merck & Co., Inc.	52,696,293	2.4
3,439,317		Pfizer, Inc.	49,044,660	2.2
548,951	@	Thermo Fisher Scientific, Inc.	26,926,047	1.2
408,100	@	Zimmer Holdings, Inc.	22,057,805	1.0
		Other Securities	36,808,727	1.6
			246,416,027	11.1
	Industrials: 11.1%
445,600		Boeing Co.	27,961,400	1.3
596,200		Fluor Corp.	25,338,500	1.1
3,248,900		General Electric Co.	46,849,138	2.1
1,339,200	@	Quanta Services, Inc.	27,654,480	1.2
527,980		Union Pacific Corp.	36,699,890	1.7
741,159	@	WABCO Holdings, Inc.	23,331,685	1.1
		Other Securities	57,442,532	2.6
			245,277,625	11.1
	Information Technology: 19.8%
639,400		Amphenol Corp.	25,115,632	1.1
356,907	@	Apple, Inc.	89,772,818	4.0
2,474,940	@	Cisco Systems, Inc.	52,740,971	2.4
563,300	@	Cognizant Technology Solutions Corp.	28,198,798	1.3
2,858,261		Microsoft Corp.	65,768,585	3.0
1,566,951		Oracle Corp.	33,626,768	1.5
1,552,517		Qualcomm, Inc.	50,984,658	2.3
3,165,720		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,897,427	1.4
310,600		Visa, Inc.	21,974,950	1.0
		Other Securities	40,963,185	1.8
			440,043,792	19.8
	Materials: 3.4%
1,307,500		Packaging Corp. of America	28,791,150	1.3
1,020,510		Silgan Holdings, Inc.	28,962,074	1.3
		Other Securities	18,561,914	0.8
			76,315,138	3.4
	Telecommunication Services: 2.5%
5,922,100	@	Sprint Nextel Corp.	25,109,704	1.1
1,106,500		Verizon Communications, Inc.	31,004,130	1.4
			56,113,834	2.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Utilities: 3.3%
485,559		Entergy Corp.	$34,775,736	1.6
2,262,200		Great Plains Energy, Inc.	38,502,644	1.7
			73,278,380	3.3
		Total Common Stock ( Cost $2,058,419,782 )	2,163,191,897	97.4
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Energy: 0.0%
$		Other Securities (a)	$—	0.0
	Utilities: 0.0%
		Other Securities (a)	—	0.0
		Total Corporate Bonds/Notes ( Cost $ — )	—	0.0
		Total Long-Term Investments ( Cost $2,058,419,782 )	2,163,191,897	97.4
Shares			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Affiliated Mutual Fund: 3.3%
71,659,000		ING Institutional Prime Money Market Fund - Class I	$71,659,000	3.3
		Total Mutual Fund ( Cost $71,659,000 )	71,659,000	3.3
	Securities Lending Collateralcc: 0.5%
11,007,329		BNY Mellon Overnight Government Fund (1)	11,007,329	0.5
422,017	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	337,614	0.0
		Total Securities Lending Collateral ( Cost $11,429,346 )	11,344,943	0.5
		Total Short-Term Investments ( Cost $83,088,346 )	83,003,943	3.8
		Total Investments in Securities ( Cost $2,141,508,128 ) *	$2,246,195,840	101.2
		Other Assets and Liabilities - Net	(25,745,962)	(1.2)
		Net Assets	$2,220,449,878	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

(a)  This grouping contains securities in default.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $2,185,513,533.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$208,457,162
Gross Unrealized Depreciation	(147,774,855)
Net Unrealized Appreciation	$60,682,307

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$2,163,191,897	$—	$—	$2,163,191,897
Short-Term Investments	82,666,329	—	337,614	83,003,943
Total Investments, at value	$2,245,858,226	$—	$337,614	$2,246,195,840

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614
Total Investments, at value	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	21.5%
Information Technology	16.7%
Industrials	16.0%
Consumer Discretionary	13.0%
Health Care	10.7%
Energy	4.9%
Materials	4.8%
Utilities	4.5%
Consumer Staples	2.5%
Exchange-Traded Funds	2.1%
Telecommunication Services	1.6%
Other Assets and Liabilities - Net*	1.7%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 89.3%
	Consumer Discretionary: 13.0%
286,200	@	Collective Brands, Inc.	$4,521,960	0.9
228,200		Cooper Tire & Rubber Co.	4,449,900	0.9
187,400	@	Dress Barn, Inc.	4,461,994	0.9
137,462	@, L	Gildan Activewear, Inc.	3,938,286	0.8
348,949	@	OfficeMax, Inc.	4,557,274	1.0
198,900	@	Papa John's International, Inc.	4,598,568	1.0
261,000		Regis Corp.	4,063,770	0.9
185,400		Wolverine World Wide, Inc.	4,675,788	1.0
		Other Securities	26,822,351	5.6
			62,089,891	13.0
	Consumer Staples: 2.5%
74,300	@	American Italian Pasta Co.	3,928,241	0.8
		Other Securities	8,081,707	1.7
			12,009,948	2.5
	Energy: 4.9%
361,513	@	McMoRan Exploration Co.	4,016,409	0.8
97,600	@	Unit Corp.	3,961,584	0.8
		Other Securities	15,521,917	3.3
			23,499,910	4.9
	Financials: 14.6%
168,067		Delphi Financial Group	4,102,515	0.8
248,854		FirstMerit Corp.	4,262,869	0.9
75,600		IBERIABANK Corp.	3,891,888	0.8
388,980		Northwest Bancshares, Inc.	4,461,601	0.9
65,318	@	ProAssurance Corp.	3,707,450	0.8
119,318		Prosperity Bancshares, Inc.	4,146,301	0.9
106,311	@	Stifel Financial Corp.	4,612,834	1.0
		Other Securities	40,570,819	8.5
			69,756,277	14.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 10.7%
131,516	@	AMERIGROUP Corp.	$4,271,640	0.9
85,900	@	Haemonetics Corp.	4,597,368	0.9
280,642	@, L	Healthsouth Corp.	5,250,811	1.1
136,300		Owens & Minor, Inc.	3,868,194	0.8
174,500	@	PSS World Medical, Inc.	3,690,675	0.8
106,100		Universal Health Services, Inc.	4,047,715	0.8
		Other Securities	25,739,086	5.4
			51,465,489	10.7
	Industrials: 16.0%
215,843		Actuant Corp.	4,064,324	0.9
86,211	@	Atlas Air Worldwide Holdings, Inc.	4,095,023	0.9
261,800		Heartland Express, Inc.	3,801,336	0.8
97,842	@	Kirby Corp.	3,742,457	0.8
124,226	@	Moog, Inc.	4,003,804	0.8
103,700	@	Teledyne Technologies, Inc.	4,000,746	0.8
116,293	@	Waste Connections, Inc.	4,057,463	0.8
96,100		Watsco, Inc.	5,566,112	1.2
156,800		Watts Water Technologies, Inc.	4,493,888	0.9
		Other Securities	38,573,755	8.1
			76,398,908	16.0
	Information Technology: 16.7%
104,400	@	Anixter International, Inc.	4,447,440	0.9
104,000	@	CACI International, Inc.	4,417,920	0.9
199,500	@	JDA Software Group, Inc.	4,385,010	0.9
138,050	@	Plexus Corp.	3,691,457	0.8
263,900	@	QLogic Corp.	4,386,018	0.9
		Other Securities	58,709,722	12.3
			80,037,567	16.7
	Materials: 4.8%
186,600		Silgan Holdings, Inc.	5,295,708	1.1
		Other Securities	17,576,251	3.7
			22,871,959	4.8
	Telecommunication Services: 1.6%
113,700	@	SBA Communications Corp.	3,866,937	0.8
		Other Securities	3,710,985	0.8
			7,577,922	1.6
	Utilities: 4.5%
205,100		Cleco Corp.	5,416,691	1.1
262,600		Portland General Electric Co.	4,813,458	1.0
		Other Securities	11,294,742	2.4
			21,524,891	4.5
		Total Common Stock ( Cost $400,320,830 )	427,232,762	89.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 6.9%
	Financials: 6.9%
162,800		DuPont Fabros Technology, Inc.	$3,998,368	0.8
100,100		Entertainment Properties Trust	3,810,807	0.8
637,043		MFA Mortgage Investments, Inc.	4,714,118	1.0
79,000		Mid-America Apartment Communities, Inc.	4,066,130	0.9
183,572		National Retail Properties, Inc.	3,935,784	0.8
		Other Securities	12,444,692	2.6
		Total Real Estate Investment Trusts ( Cost $30,809,450 )	32,969,899	6.9
EXCHANGE-TRADED FUNDS: 2.1%
	Exchange-Traded Funds: 2.1%
133,465	L	iShares Russell 2000 Index Fund	8,152,042	1.7
		Other Securities	1,967,880	0.4
		Total Exchange-Traded Funds ( Cost $10,861,709 )	10,119,922	2.1
		Total Long-Term Investments ( Cost $441,991,989 )	470,322,583	98.3
SHORT-TERM INVESTMENTS: 6.8%
	Affiliated Mutual Fund: 3.7%
17,553,000		ING Institutional Prime Money Market Fund - Class I	17,553,000	3.7
		Total Mutual Fund ( Cost $17,553,000 )	17,553,000	3.7
	Securities Lending Collateralcc: 3.1%
13,670,987		BNY Mellon Overnight Government Fund (1)	13,670,987	2.8
1,704,289	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,363,431	0.3
		Total Securities Lending Collateral ( Cost $15,375,276 )	15,034,418	3.1
		Total Short-Term Investments ( Cost $32,928,276 )	32,587,418	6.8
		Total Investments in Securities ( Cost $474,920,265 ) *	$502,910,001	105.1
		Other Assets and Liabilities - Net	(24,282,091)	(5.1)
		Net Assets	$478,627,910	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*  Cost for federal income tax purposes is $496,557,872.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,490,988
Gross Unrealized Depreciation	(46,138,859)
Net Unrealized Appreciation	$6,352,129

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Common Stock*	$427,232,762	$—	$—	$427,232,762
Real Estate Investment Trusts	32,969,899	—	—	32,969,899
Exchange-Traded Funds	10,119,922	—	—	10,119,922
Short-Term Investments	31,223,987	—	1,363,431	32,587,418
Total Investments, at value	$501,546,570	$—	$1,363,431	$502,910,001

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431
Total Investments, at value	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Information Technology	21.0%
Financials	15.4%
Health Care	13.4%
Consumer Discretionary	10.9%
Consumer Staples	9.7%
Industrials	9.2%
Energy	5.8%
Materials	5.7%
Utilities	4.0%
Telecommunication Services	3.3%
Exchange-Traded Funds	0.8%
Other Assets and Liabilities - Net*	0.8%
Net Assets	100.0%

Shares			Value	Percent of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 10.9%
53,300		Best Buy Co., Inc.	$1,804,738	1.3
41,000		Coach, Inc.	1,498,550	1.1
205,100		Comcast Corp. - Class A	3,562,587	2.6
115,200		Gap, Inc.	2,241,792	1.7
39,000		Ross Stores, Inc.	2,078,310	1.5
58,400		Target Corp.	2,871,528	2.1
		Other Securities	764,516	0.6
			14,822,021	10.9
	Consumer Staples: 9.7%
149,900		Altria Group, Inc.	3,003,996	2.2
107,400		ConAgra Foods, Inc.	2,504,568	1.8
55,200		Molson Coors Brewing Co.	2,338,272	1.7
50,600		Reynolds American, Inc.	2,637,272	1.9
197,000		Sara Lee Corp.	2,777,700	2.1
			13,261,808	9.7
	Energy: 5.8%
57,300		ExxonMobil Corp.	3,270,111	2.4
76,900		National Oilwell Varco, Inc.	2,543,083	1.8
69,900	@	Noble Corp.	2,160,609	1.6
			7,973,803	5.8
	Financials: 15.4%
66,500		American Express Co.	2,640,050	1.9
63,800		Capital One Financial Corp.	2,571,140	1.9
7,700		CME Group, Inc.	2,167,935	1.6
169,500		Hudson City Bancorp., Inc.	2,074,680	1.5
111,900		JP Morgan Chase & Co.	4,096,659	3.0
27,800		PNC Financial Services Group, Inc.	1,570,700	1.2
38,600		Prudential Financial, Inc.	2,071,276	1.5
102,700		Wells Fargo & Co.	2,629,120	1.9
		Other Securities	1,233,938	0.9
			21,055,498	15.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 13.4%
88,000		AmerisourceBergen Corp.	$2,794,000	2.0
65,100	@	Amgen, Inc.	3,424,260	2.5
72,400		Cardinal Health, Inc.	2,433,364	1.8
39,000		Covidien PLC	1,567,020	1.1
100,300	@	Forest Laboratories, Inc.	2,751,229	2.0
57,300	@	Thermo Fisher Scientific, Inc.	2,810,565	2.1
89,700		UnitedHealth Group, Inc.	2,547,480	1.9
			18,327,918	13.4
	Industrials: 9.2%
46,800		Emerson Electric Co.	2,044,692	1.5
41,600		ITT Corp.	1,868,672	1.4
68,400		Pitney Bowes, Inc.	1,502,064	1.1
31,300		Raytheon Co.	1,514,607	1.1
52,900		United Technologies Corp.	3,433,739	2.5
		Other Securities	2,133,366	1.6
			12,497,140	9.2
	Information Technology: 21.0%
78,000	@	Amdocs Ltd.	2,094,300	1.5
60,200		Broadcom Corp.	1,984,794	1.5
108,900		CA, Inc.	2,003,760	1.5
120,200	@	Dell, Inc.	1,449,612	1.1
197,700	@	EMC Corp.	3,617,910	2.6
161,800		Intel Corp.	3,147,010	2.3
40,500		International Business Machines Corp.	5,000,940	3.7
151,700	@	Marvell Technology Group Ltd.	2,390,792	1.7
155,100		Microsoft Corp.	3,568,851	2.6
72,100	@	Western Digital Corp.	2,174,536	1.6
		Other Securities	1,213,473	0.9
			28,645,978	21.0
	Materials: 5.7%
65,100		EI Du Pont de Nemours & Co.	2,251,809	1.7
97,800		International Paper Co.	2,213,214	1.6
86,600		MeadWestvaco Corp.	1,922,520	1.4
		Other Securities	1,337,136	1.0
			7,724,679	5.7
	Telecommunication Services: 3.3%
138,600		AT&T, Inc.	3,352,734	2.5
		Other Securities	1,117,200	0.8
			4,469,934	3.3
	Utilities: 4.0%
73,600		Constellation Energy Group, Inc.	2,373,600	1.7
68,900		DTE Energy Co.	3,142,529	2.3
			5,516,129	4.0
		Total Common Stock ( Cost $137,430,868 )	134,294,908	98.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
EXCHANGE-TRADED FUNDS: 0.8%
	Exchange-Traded Funds: 0.8%
		Other Securities	$1,114,776	0.8
		Total Exchange-Traded Funds ( Cost $1,102,099 )	1,114,776	0.8
		Total Long-Term Investments ( Cost $138,532,967 )	135,409,684	99.2
SHORT-TERM INVESTMENTS: 1.1%
	Affiliated Mutual Fund: 0.7%
1,044,000		ING Institutional Prime Money Market Fund - Class I	1,044,000	0.7
		Total Mutual Fund ( Cost $1,044,000 )	1,044,000	0.7
	Securities Lending Collateralcc: 0.4%
191,188		BNY Mellon Overnight Government Fund (1)	191,188	0.2
400,919	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	320,735	0.2
		Total Securities Lending Collateral ( Cost $592,107 )	511,923	0.4
		Total Short-Term Investments ( Cost $1,636,107 )	1,555,923	1.1
		Total Investments in Securities ( Cost $140,169,074 ) *	$136,965,607	100.3
		Other Assets and Liabilities - Net	(442,191)	(0.3)
		Net Assets	$136,523,416	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

*  Cost for federal income tax purposes is $140,420,686.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,470,718
Gross Unrealized Depreciation	(10,925,797)
Net Unrealized Depreciation	$(3,455,079)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$134,294,908	$—	$—	$134,294,908
Exchange-Traded Funds	1,114,776	—	—	1,114,776
Short-Term Investments	1,235,188	—	320,735	1,555,923
Total Investments, at value	$136,644,872	$—	$320,735	$136,965,607

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735
Total Investments, at value	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

U.S. Government Agency Obligations	36.5%
Corporate Bonds/Notes	33.5%
U.S. Treasury Obligations	19.5%
Collateralized Mortgage Obligations	14.5%
Asset-Backed Securities	7.1%
Other Bonds	2.3%
Preferred Stock	0.2%
Other Assets and Liabilities - Net*	(13.6)%
Net Assets	100.0%

* Includes short-term investments related to commercial paper and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 33.5%
	Consumer Discretionary: 6.2%
$4,730,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	$4,848,250	0.2
7,625,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	7,651,700	0.3
9,471,000	S	Comcast Corp., 5.900%-6.500%, due 03/15/16-11/15/17	10,815,746	0.4
3,935,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	4,394,695	0.2
751,000	#, S	COX Communications, Inc., 6.950%, due 06/01/38	864,469
3,376,000	#, S	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,896,363	0.1
8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	9,431,175	0.4
1,649,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	1,688,123
4,527,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	4,730,706	0.3
1,587,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	1,701,072
12,306,000	S	News America, Inc., 6.150%-6.900%, due 03/01/19-11/15/37	14,066,552	0.5
6,265,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,484,275	0.3
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,626,750	0.1
7,763,000	S	Time Warner Cable, Inc., 3.500%-8.750%, due 02/01/15-02/14/19	9,563,800	0.4
10,230,000	S	Time Warner, Inc., 5.500%-7.700%, due 11/15/11-03/15/40	11,328,563	0.4
6,275,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	6,886,813	0.3
3,890,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	3,958,075	0.2
		Other Securities	54,148,093	2.1
			159,085,220	6.2
	Consumer Staples: 2.2%
2,395,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	2,621,059	0.1
7,314,000	S	CVS Caremark Corp., 6.125%-6.600%, due 03/15/19-09/15/39	7,986,585	0.3
1,615,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	1,627,113	0.1
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	6,817,200	0.3
5,345,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	5,946,313	0.2
		Other Securities	31,097,930	1.2
			56,096,200	2.2
	Energy: 3.3%
4,900,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	5,132,750	0.2
955,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	990,813	0.1
955,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,000,363
4,000,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—	0.0
4,900,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	3,201,931	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Energy (continued)
$617,699	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	$—	0.0
1,825,000	#, S	Williams Partners L.P., 5.250%, due 03/15/20	1,869,714	0.1
		Other Securities	70,886,631	2.8
			83,082,202	3.3
	Financials: 10.9%
7,672,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	7,754,382	0.6
7,958,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	7,162,200
8,714,000	S	Citigroup, Inc., 6.010%-8.500%, due 01/15/15-05/22/19	9,975,014	0.4
3,403,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	3,542,656	0.1
3,280,000	#, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,478,732	0.1
6,644,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	6,776,880	0.3
9,876,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,104,565	0.4
10,758,000	S	General Electric Capital Corp., 5.875%-6.875%, due 08/07/19-01/10/39	11,584,366	0.5
15,557,000	S	Goldman Sachs Group, Inc., 5.375%-6.250%, due 09/01/17-03/15/20	15,979,736	0.6
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,109,539	0.5
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	10,635,614
2,570,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	2,441,500	0.4
9,149,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	8,531,443
1,299,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,341,218	0.1
10,105,000	S	Morgan Stanley, 4.100%-7.300%, due 01/26/15-05/13/19	10,285,565	0.4
10,406,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	11,472,584	0.4
1,585,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	1,604,813	0.1
5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	6,646,229	0.3
413,887	#, S	Power Receivable Finance, LLC, 6.290%, due 01/01/12	422,206	0.0
9,213,000	S	Protective Life Corp., 8.450%, due 10/15/39	9,859,458	0.4
5,491,000	#	Rabobank, 11.000%, due 12/29/49	6,800,461	0.3
2,410,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,367,825	0.1
4,098,000	±, S, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—	0.0
3,990,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	3,940,125	0.2
3,726,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	3,781,890	0.1
2,657,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,763,073	0.1
		Other Securities	115,357,547	4.5
			277,719,621	10.9
	Health Care: 0.9%
		Other Securities	24,065,915	0.9
	Industrials: 1.4%
2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	2,934,225	0.3
2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,955,488
2,300,000	#	Kazatomprom, 6.250%, due 05/20/15	2,340,250	0.1
9,938,000	S	RR Donnelley & Sons Co., 7.625%-8.600%, due 08/15/16-06/15/20	10,554,831	0.4
		Other Securities	15,530,673	0.6
			34,315,467	1.4
	Information Technology: 1.0%
475,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	473,813	0.2
5,425,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,411,438
		Other Securities	19,458,183	0.8
			25,343,434	1.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Materials: 1.8%
$2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$2,431,235	0.2
3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	4,188,025
		Other Securities	40,303,542	1.6
			46,922,802	1.8
	Telecommunication Services: 2.5%
10,113,000	S	AT&T, Inc., 6.550%-6.700%, due 11/15/13-02/15/39	11,509,745	0.5
4,723,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	4,799,749	0.2
3,140,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	3,147,850	0.2
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,526,810
		Other Securities	41,016,501	1.6
			63,000,655	2.5
	Utilities: 3.3%
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,583,709	0.1
3,810,000	#	EDP Finance BV, 4.900%, due 10/01/19	3,458,307	0.3
3,166,000	#	EDP Finance BV, 6.000%, due 02/02/18	3,122,762
3,569,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	3,591,456	0.2
3,176,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	3,447,392	0.1
5,418,000	#	Enel Finance International SA, 6.000%, due 10/07/39	5,230,104	0.2
660,675	#, S	Juniper Generation, LLC, 6.790%, due 12/31/14	615,778	0.0
		Other Securities	61,789,173	2.4
			84,838,681	3.3
		Total Corporate Bonds/Notes ( Cost $808,489,282 )	854,470,197	33.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.5%
	Federal Home Loan Mortgage Corporation##: 12.4%
25,950,000	S	3.000%, due 04/07/15	25,961,833
28,320,000	S	3.250%, due 04/23/15	28,366,388
77,384,000	W	4.500%, due 08/15/39	79,898,980
41,410,174	S	5.000%, due 08/15/16-02/15/35	44,051,999	12.4
77,530,340	S	5.500%, due 08/15/20-09/15/35	82,088,917
20,356,805	S	6.000%, due 01/15/29-04/15/36	22,364,376
90,099,899	W, S, ^	3.450%-7.500%, due 05/15/17-03/15/38	32,335,247
			315,067,740	12.4
	Federal National Mortgage Association##: 18.8%
161,507,000	W	4.500%, due 07/01/25-07/15/35	167,508,321
59,829,370	S	5.000%, due 12/01/23-05/01/39	63,591,607
73,966,000	W	5.500%, due 07/15/34	79,409,454
24,956,082	S	5.500%, due 11/01/16-06/01/38	26,165,174
27,282,000	W	6.000%, due 08/12/40	29,515,714	18.8
38,684,305	S	6.000%, due 06/01/16-12/25/49	42,491,205
16,363,000	W	6.500%, due 08/01/39	17,876,578
10,008,826	S	7.000%, due 08/01/25-04/01/38	11,173,443
152,181,927	S, ^	0.747%-27.211%, due 11/01/18-03/25/38	42,508,529
			480,240,025	18.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Government National Mortgage Association: 5.3%
$74,704,000	W	5.000%, due 07/15/33	$79,583,142
97,562,979	S, ^	5.000%, due 04/20/38-06/16/39	10,599,743	5.3
11,333,587	S	5.500%, due 09/15/38-09/15/39	12,267,900
169,831,629	S, ^	3.125%-7.500%, due 04/15/22-07/01/40	33,187,890
			135,638,675	5.3
		Total U.S. Government Agency Obligations ( Cost $896,715,346 )	930,946,440	36.5
U.S. TREASURY OBLIGATIONS: 19.5%
	U.S. Treasury Notes: 19.5%
87,020,000	L	0.750%, due 05/31/12	87,285,150
25,458,000	S	1.000%, due 04/30/12	25,652,906
81,178,000	L	1.125%, due 06/15/13	81,513,752	19.5
41,041,000	L	2.125%, due 05/31/15	41,752,897
77,543,000	L	3.500%, due 05/15/20	81,165,576
160,899,000	S, L	4.625%, due 02/15/40	180,885,713
		Total U.S. Treasury Obligations ( Cost $489,893,844 )	498,255,994	19.5
ASSET-BACKED SECURITIES: 7.1%
	Automobile Asset-Backed Securities: 2.6%
4,310,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16	4,514,976	0.2
5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	5,596,010
5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	5,970,505	0.9
11,297,000	#, S	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	11,726,286
16,102,000	S	Harley-Davidson Motorcycle Trust, 2.620%-5.520%, due 11/15/13-03/15/14	16,507,101	0.6
		Other Securities	22,888,549	0.9
			67,203,427	2.6
	Credit Card Asset-Backed Securities: 3.4%
10,706,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	12,003,044	1.1
14,040,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	16,353,205
10,100,000	S	Chase Issuance Trust, 5.160%, due 04/16/18	11,437,210	0.5
1,095,000		Chase Issuance Trust, 5.120%, due 10/15/14	1,190,069
14,655,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	15,677,482	1.1
11,703,000	S	Citibank Credit Card Issuance Trust, 1.000%-5.700%, due 05/15/13-07/15/13	11,654,712
10,058,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	10,731,820	0.4
		Other Securities	8,648,187	0.3
			87,695,729	3.4
	Home Equity Asset-Backed Securities: 0.2%
		Other Securities	3,466,354	0.2
	Other Asset-Backed Securities: 0.9%
4,200,000	#, S	Carlyle High Yield Partners, 0.798%, due 08/11/16	3,897,907	0.1
3,360,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,271,627
2,876,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,410,951	0.4
5,273,388	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%-5.501%,
		due 08/25/35-12/25/36	4,707,870
		Other Securities	9,008,875	0.4
			23,297,230	0.9
		Total Asset-Backed Securities ( Cost $183,581,015 )	181,662,740	7.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%
	$14,755,515	S	Banc of America Commercial Mortgage, Inc., 4.783%-5.350%,
			due 07/10/43-09/10/47	$15,457,920	0.6
	10,155,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.878%, due 08/25/35	9,528,622	0.4
	11,224,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	11,461,862	0.4
	189,153,723	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	1,501,786	0.1
	4,645,606	#, S, ^	Commercial Mortgage Asset Trust, 1.092%, due 01/17/32	134,784	0.3
	5,961,600	S	Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	6,568,078
	5,242,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	5,231,248
	6,105,000	#, S	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	5,932,332	1.2
	10,570,000	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	10,946,344
	7,148,000	S	Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	7,410,409
	402,003,653	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	2,642,048	0.3
	4,320,000	#, S	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	4,320,683
	11,454,083	S	GMAC Mortgage Corp. Loan Trust, 4.579%-5.370%, due 10/19/33-11/19/35	10,676,066	0.4
	10,245,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	10,283,996
	11,253,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	11,093,471	1.6
	19,711,000	S	Greenwich Capital Commercial Funding Corp., 5.224%-6.085%,
			due 04/10/37-12/10/49	18,877,358
	2,655,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	2,665,041	0.1
	6,265,000	S, I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42	—	0.0
	10,940,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.360%, due 12/15/44	11,651,494
	11,185,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	11,792,489	1.6
	761,532,170	S, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%-6.022%,
			due 01/12/37-02/15/51	17,733,219
	26,060,806	S	JP Morgan Mortgage Trust, 4.781%-5.407%, due 07/25/35-11/25/35	24,031,618	0.9
	315,844,272	#, ^	LB-UBS Commercial Mortgage Trust, 0.191%, due 09/15/39	5,518,557
	9,946,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	10,575,686
	10,240,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	10,215,281	2.1
	10,490,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	11,282,253
	82,006,106	S, ^	LB-UBS Commercial Mortgage Trust, 0.323%-5.437%, due 06/15/29-11/15/40	15,163,490
	195,783,736	#, S, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43	3,417,346	0.4
	6,250,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	6,526,679
	1,870,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	1,861,660	0.1
	50,144,384	#, ^	RBSCF Trust, 1.155%, due 04/15/24	1,741,148	0.2
	5,384,000	#	RBSCF Trust, 5.420%, due 01/19/49	4,603,320
	9,816,233	S	Residential Asset Securitization Trust, 5.500%, due 02/25/35	9,087,943	0.3
	13,243,980	S	Structured Adjustable Rate Mortgage Loan Trust, 5.499%, due 11/25/34	12,716,627	0.5
	11,190,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	11,605,076	0.6
	4,670,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	4,265,837
	7,914,188	#, S	Wells Fargo Mortgage-Backed Securities Trust, 5.301%, due 06/26/35	7,590,514
	10,515,951	S	Wells Fargo Mortgage-Backed Securities Trust, 4.861%-5.295%,		0.7
			due 12/25/33-05/25/35	10,467,610
			Other Securities	43,917,004	1.7
			Total Collateralized Mortgage Obligations ( Cost $371,065,757 )	370,496,899	14.5
OTHER BONDS: 2.3%
		Foreign Government Bonds: 2.3%
BRL	110,496,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	59,519,390	2.3
			Total Other Bonds ( Cost $58,826,356 )	59,519,390	2.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
PREFERRED STOCK: 0.2%
	Financials: 0.2%
		Other Securities	$5,654,612	0.2
		Total Preferred Stock ( Cost $5,656,875 )	5,654,612	0.2
		Total Long-Term Investments ( Cost $2,814,228,475 )	2,901,006,272	113.6
Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 16.5%
	Commercial Paper: 4.6%
$4,739,000		CVS Caremark Corp., 0.300%, due 07/01/10	$4,738,961	0.2
10,000,000		Dexia, 0.200%, due 07/01/10	9,999,944	0.4
18,000,000		General Mills, Inc., 0.370%, due 08/02/10	17,993,895	0.7
25,000,000		Natixis, 0.270%, due 07/07/10	25,000,049	1.0
25,000,000		United Health Care, 0.360%, due 07/01/10	24,999,748	1.0
10,000,000		Volkswagen AG, 0.330%, due 07/01/10	9,999,908	1.0
14,560,000		Volkswagen AG, 0.370%, due 07/14/10	14,557,897
		Other Securities	8,399,134	0.3
		Total Commercial Paper ( Cost $115,688,671 )	115,689,536	4.6
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 11.9%
296,935,397		BNY Mellon Overnight Government Fund (1)	$296,935,397	11.6
9,207,558	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	7,366,046	0.3
		Total Securities Lending Collateral ( Cost $306,142,955 )	304,301,443	11.9
		Total Short-Term Investments ( Cost $421,831,626 )	419,990,979	16.5
		Total Investments in Securities ( Cost $3,236,060,101 ) *	$3,320,997,251	130.1
		Other Assets and Liabilities - Net	(767,830,523)	(30.1)
		Net Assets	$2,553,166,728	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

&  Payment-in-kind

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $3,237,543,795.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$129,405,833
Gross Unrealized Depreciation	(45,952,377)
Net Unrealized Appreciation	$83,453,456

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Preferred Stock	$—	$5,654,612	$—	$5,654,612
Corporate Bonds/Notes	—	854,470,197	—	854,470,197
U.S. Government Agency Obligations	—	930,946,440	—	930,946,440
U.S. Treasury Obligations	—	498,255,994	—	498,255,994
Asset-Backed Securities	—	166,038,547	15,624,193	181,662,740
Collateralized Mortgage Obligations	—	361,572,896	8,924,003	370,496,899
Other Bonds	—	59,519,390	—	59,519,390
Short-Term Investments	296,935,397	115,689,536	7,366,046	419,990,979
Total Investments, at value	$296,935,397	$2,992,147,612	$31,914,242	$3,320,997,251
Other Financial Instruments+:
Forward foreign currency contracts	—	444,856	—	444,856
Futures	5,024,587	—	—	5,024,587
Swaps, at value	—	5,659,039	—	5,659,039
Total Assets	$301,959,984	$2,998,251,508	$31,914,242	$3,332,125,734
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,926,809)	$—	$(1,926,809)
Futures	(5,591,604)	—	—	(5,591,604)
Swaps, at value	—	(11,769,175)	—	(11,769,175)
Total Liabilities	$(5,591,604)	$(13,695,984)	$—	$(19,287,588)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Corporate Bonds/ Notes	$16,978,859	$—	$(14,907,000)	$—	$—	$(311,428)	$—	$(1,760,431)	$—
Asset-Backed Securities	127,906	11,792,568	(171,146)	(5,460)	(74,814)	57,232	3,897,907	—	15,624,193
Collateralized Mortgage Obligations	22,304,519	8,772,672	(9,273,063)	1,477	145,652	58,580	—	(13,085,834)	8,924,003
Other Bonds	61,613,552	—	—	—	—	—	—	(61,613,552)	—
Short-Term Investments	7,366,046	—	—	—	—	—	—	—	7,366,046
Total Investments, at value	$108,390,882	$20,565,240	$(24,351,209)	$(3,983)	$70,838	$(195,616)	$3,897,907	$(76,459,817)	$31,914,242

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(7,100).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indian Rupee INR 718,681,828	BUY	07/02/10	USD 15,281,349	15,473,826	$192,477
Indian Rupee INR 718,681,828	BUY	07/30/10	15,326,974	15,413,261	86,287
					$278,764
Brazilian Real BRL 110,421,544	SELL	07/02/10	59,248,562	61,175,371	$(1,926,809)
Brazilian Real BRL 110,421,544	SELL	07/30/10	60,952,497	60,786,405	166,092
					$(1,760,717)

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	1,321	09/30/10	$156,342,411	$2,690,296
U.S. Treasury 10-Year Note	1,212	09/21/10	148,526,818	2,334,291
			$304,869,229	$5,024,587
Short Contracts
U.S. Treasury 2-Year Note	3,815	09/30/10	$834,829,278	$(2,187,385)
U.S. Treasury Long Bond	990	09/21/10	126,225,000	(3,404,219)
			$961,054,278	$(5,591,604)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	2,758,500	$(54,588)	$—	$(54,588)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	1,710,000	506,654	372,717	133,937
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	3,460,000	1,025,161	723,796	301,365
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	13,751,000	4,074,275	1,565,442	2,508,833
							$5,551,502	$2,661,955	$2,889,547

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	1.03%	USD	2,761,000	$52,949	$—	$52,949
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	1,710,000	(997,925)	(414,712)	(583,212)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	3,460,000	(2,019,193)	(915,390)	(1,103,803)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	3,435,000	(2,004,603)	(822,519)	(1,182,085)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	6,874,000	(4,011,541)	(826,025)	(3,185,516)
								$(8,980,313)	$(2,978,646)	$(6,001,667)

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citibank N.A.	05/11/20	USD	64,520,000	$(2,681,325)	$—	$(2,681,325)
				$(2,681,325)	$—	$(2,681,325)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$444,856
Credit contracts	Swaps, at value	5,659,039
Interest rate contracts	Net Assets — Unrealized appreciation*	5,024,587
Total Asset Derivatives		$11,128,482
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,926,809
Credit contracts	Swaps, at value	9,087,850
Interest rate contracts	Swaps, at value	2,681,325
Interest rate contracts	Net Assets — Unrealized depreciation*	5,591,604
Total Liability Derivatives		$19,287,588

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(86,921)	$(86,921)
Foreign exchange contracts	5,130,546	—	—	5,130,546
Interest rate contracts	—	(3,195,954)	(271,813)	(3,467,767)
Total	$5,130,546	$(3,195,954)	$(358,734)	$1,575,858

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,621,182)	$(1,621,182)
Foreign exchange contracts	(1,902,801)	—	—	(1,902,801)
Interest rate contracts	—	(4,410,165)	(2,681,325)	(7,091,490)
Total	$(1,902,801)	$(4,410,165)	$(4,302,507)	$(10,615,473)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Commercial Paper	42.0%
Repurchase Agreement	34.8%
Corporate Bonds/Notes	12.6%
Certificates of Deposit	8.0%
U.S. Government Agency Obligations	2.7%
Securities Lending Collateral	0.1%
Other Assets and Liabilities - Net	(0.2)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 8.0%
$12,250,000		Barclays PLC, 0.500%, due 10/01/10	$12,250,000
6,250,000		BNP Paribas, 0.250%, due 07/06/10	6,250,000
14,500,000		BNP Paribas, 0.270%, due 08/02/10	14,500,000
6,000,000		Dexia Del, LLC, 0.550%, due 07/22/10	6,000,070
2,750,000		Natixis, 0.270%, due 07/07/10	2,750,005
12,000,000		Natixis, 0.340%, due 07/07/10	12,000,000
2,250,000		Rabobank USA Financial Corp., 0.340%, due 11/15/10	2,249,056
7,500,000		Rabobank USA Financial Corp., 0.530%, due 11/30/10	7,500,316
3,000,000		Royal Bank of Canada, 0.400%, due 10/28/10	2,999,008
9,500,000		Svenska Handelsbanken AB, 0.290%, due 09/01/10	9,500,000
3,000,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10	3,000,050
2,250,000		Toronoto Dominion Bank, 0.450%, due 11/04/10	2,250,000
6,250,000		Toronoto Dominion Bank, 0.510%, due 11/17/10	6,250,241
6,500,000		Toronoto Dominion Bank, 0.540%, due 11/19/10	6,501,011
2,000,000		UBS AG, 1.340%, due 09/27/10	2,003,582
Total Certificates of Deposit (Cost $96,003,339)			96,003,339
COMMERCIAL PAPER: 42.0%
8,500,000		American Honda, 0.280%, due 08/31/10	8,495,967
3,500,000	#	ANZ National Bank Ltd., 0.501%, due 08/23/10	3,497,424
15,000,000	#	ANZ National Bank Ltd., 0.603%, due 04/20/11	14,926,750
6,000,000	#	ANZ National Bank Ltd., 0.704%, due 09/17/10	5,990,900

Principal Amount			Value
$28,250,000	#	ASB Finance Ltd., 0.391%, due 09/24/10	$28,224,199
14,500,000	#	Barton Capital, LLC, 0.420%, due 07/26/10	14,495,771
3,000,000	#	Barton Capital, LLC, 0.491%, due 09/16/10	2,996,856
13,000,000	#	Barton Capital, LLC, 0.491%, due 09/07/10	12,987,968
4,250,000		BNP Paribas, 0.591%, due 09/27/10	4,243,871
6,000,000	#	Cafco, LLC, 0.501%, due 09/16/10	5,993,583
26,250,000	#	Cafco, LLC, 0.561%, due 09/01/10	26,224,680
9,500,000	#	Ciesco, LLC, 0.440%, due 08/11/10	9,495,239
7,500,000	#	Ciesco, LLC, 0.501%, due 09/16/10	7,491,979
12,750,000	#	Ciesco, LLC, 0.531%, due 09/02/10	12,738,174
15,000,000		Commonwealth Bank of Australia, 0.361%, due 09/17/10	14,988,300
5,250,000	#	Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	5,249,118
7,000,000	#	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	6,992,773
5,000,000	#	Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	4,988,250
12,000,000	#	Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	11,938,567
2,750,000		Credit Suisse USA, Inc., 0.250%, due 07/30/10	2,749,446
5,000,000	#	Crown Point Capital Co., 0.551%, due 07/12/10	4,999,160
6,500,000	#	Crown Point Capital Co., 0.592%, due 09/02/10	6,493,289
7,750,000	#	Crown Point Capital Co., 0.602%, due 11/19/10	7,729,496
10,500,000	#	Crown Point Capital Co., 0.955%, due 01/11/11	10,446,246
10,750,000	#	Danske Corp., 0.290%, due 07/23/10	10,748,095
700,000	#	Danske Corp., 0.300%, due 07/14/10	699,924
21,250,000		Deutsche Bank AG/London, 0.270%, due 07/26/10	21,246,016
3,000,000	#	Edison Asset Securities, LLC, 0.400%, due 08/09/10	2,998,700
6,000,000	#	Edison Asset Securities, LLC, 0.411%, due 10/18/10	5,992,552
20,000,000	#	Edison Asset Securities, LLC, 0.491%, due 09/07/10	19,981,489
27,250,000		Jupiter, 0.340%, due 08/06/10	27,239,910
4,000,000		Jupiter, 0.400%, due 08/12/10	3,998,133
6,500,000		Natixis, 0.400%, due 07/22/10	6,498,483
6,000,000		Natixis, 0.601%, due 08/06/10	5,996,880
6,000,000	#	Old Line Funding, LLC, 0.360%, due 08/13/10	5,997,420

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$8,000,000	#	Old Line Funding, LLC, 0.400%, due 08/18/10	$7,995,733
15,750,000	#	Old Line Funding, LLC, 0.622%, due 12/13/10	15,705,244
12,250,000		Royal Bank of Canada, 0.571%, due 09/27/10	12,232,932
2,750,000		Societe Generale, 0.350%, due 08/03/10	2,749,118
3,750,000		Societe Generale, 0.500%, due 08/18/10	3,747,500
3,500,000		Societe Generale, 0.621%, due 09/15/10	3,495,419
8,000,000	#	Thunder Bay Funding, LLC, 0.270%, due 07/14/10	7,999,220
5,000,000	#	Thunder Bay Funding, LLC, 0.280%, due 07/13/10	4,999,533
18,750,000	#	Thunder Bay Funding, LLC, 0.420%, due 08/13/10	18,740,594
36,000,000		Variable Funding Capital Corp., 0.270%, due 07/14/10	35,996,490
7,000,000	#	Windmill Funding Corp., 0.340%, due 07/22/10	6,998,612
6,750,000	#	Windmill Funding Corp., 0.380%, due 07/26/10	6,748,219
2,500,000	#	Windmill Funding Corp., 0.491%, due 09/13/10	2,497,482
13,750,000	#	Windmill Funding Corp., 0.521%, due 09/20/10	13,733,912
9,502,000	#	Yorkstown Capital, LLC, 0.240%, due 07/09/10	9,501,463
7,200,000	#	Yorkstown Capital, LLC, 0.330%, due 07/23/10	7,198,548
Total Commercial Paper (Cost $506,115,627)			506,115,627
CORPORATE BONDS/NOTES: 12.6%
1,750,000	C	Abbott Laboratories, 3.750%, due 03/15/11	1,787,442
2,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	2,031,016
10,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11	10,000,000
11,140,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10	11,141,410
6,064,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11	6,066,097
1,750,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10	1,758,047
7,250,000		Deutsche Bank AG/London, 5.000%, due 10/12/10	7,343,834
18,750,000		Dexia Del, LLC, 0.447%, due 06/29/11	18,750,000
9,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	9,664,124
9,250,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11	9,452,959

Principal Amount			Value
$4,500,000	#	Rabobank, 0.436%, due 06/16/11	$4,500,000
7,200,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11	7,384,060
15,250,000	#,C	Royal Bank of Canada, 0.342%, due 08/01/11	15,250,000
7,000,000	C	Royal Bank of Canada, 0.611%, due 07/01/11	7,023,144
14,000,000	#,C	Svenska Handelsbanken AB, 0.404%, due 08/09/11	14,000,000
18,500,000	C	Westpac Banking Corp., 0.324%, due 06/28/11	18,500,000
6,750,000	#	Westpac Banking Corp., 0.423%, due 08/13/10	6,749,906
Total Corporate Bonds/Notes (Cost $151,402,039)			151,402,039
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
8,500,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	8,546,313
19,500,000		Federal National Mortgage Association, 0.462%, due 03/01/11	19,439,453
750,000		Federal National Mortgage Association, 1.500%, due 09/16/10	751,729
3,300,000	L	Federal National Mortgage Association, 4.750%, due 12/15/10	3,366,294
Total U.S. Government Agency Obligations (Cost $32,103,789)			32,103,789
REPURCHASE AGREEMENTS: 34.8%

176,714,000	Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $176,714,098 to be received upon repurchase (Collateralized by $158,510,000 Federal Home Loan Mortgage Corporation, 0.000%-6.250%, Market Value plus accrued interest $180,249,074, due 09/27/10-07/15/32)	176,714,000
242,000,000	Morgan Stanley Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $242,000,134 to be received upon repurchase (Collateralized by $242,140,000 Federal Home Loan Bank, 0.450%-4.875%, Market Value plus accrued interest $246,845,100, due 08/13/10-06/20/12)	242,000,000
Total Repurchase Agreement (Cost $418,714,000)		418,714,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SECURITIES LENDING COLLATERALcc: 0.1%
$297,994		BNY Mellon Overnight Government Fund(2)	$297,994
747,006	I	BNY Institutional Cash Reserves Fund, Series B(2)(3)	597,605
Total Securities Lending Collateral (Cost $1,045,000)			895,599

Total Investments in Securities (Cost $1,205,383,794)*	100.2%	$1,205,234,393
Other Assets and Liabilities - Net	(0.2)	(2,002,240)
Net Assets	100.0%	$1,203,232,153

(1)  All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

(2)  Collateral received from brokers for securites lending was invested in these short-term investments.

(3)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Certificates of Deposit	$—	$96,003,339	$—	$96,003,339
Commercial Paper	—	506,115,627	—	506,115,627
Corporate Bonds/Notes	—	151,402,039	—	151,402,039
U.S. Government Agency Obligations	—	32,103,789	—	32,103,789
Repurchase Agreements	—	418,714,000	—	418,714,000
Securities Lending	297,994	—	597,605	895,599
Total Investments, at value	$297,994	$1,204,338,794	$597,605	$1,205,234,393

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	84.9%
Health Care	5.3%
Telecommunication Services	2.4%
Consumer Discretionary	1.6%
Industrials	0.8%
Other Assets and Liabilities - Net*	5.0%
Net Assets	100.0%

* Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 95.0%
	Consumer Discretionary: 1.6%
24,100	@	Amazon.com, Inc.	$2,633,166	0.9
		Other Securities	2,211,432	0.7
			4,844,598	1.6
	Health Care: 5.3%
15,500		Alcon, Inc.	2,296,945	0.8
46,100		Novartis AG	2,234,150	0.7
		Other Securities	11,614,983	3.8
			16,146,078	5.3
	Industrials: 0.8%
		Other Securities	2,375,880	0.8
	Information Technology: 84.9%
61,000		Accenture PLC	2,357,650	0.8
72,500	@	Agilent Technologies, Inc.	2,061,175	0.7
114,400		Altera Corp.	2,838,264	0.9
55,300		Amphenol Corp.	2,172,184	0.7
95,400	@	Apple, Inc.	23,995,962	7.9
246,100		Applied Materials, Inc.	2,958,122	1.0
127,100	@	Ariba, Inc.	2,024,703	0.7
99,600	@	AsiaInfo Holdings, Inc.	2,177,256	0.7
56,500		Automatic Data Processing, Inc.	2,274,690	0.7
84,400	@	BMC Software, Inc.	2,922,772	0.9
185,700		Broadcom Corp.	6,122,529	2.0
113,900		CA, Inc.	2,095,760	0.7
416,500	@	Cisco Systems, Inc.	8,875,615	2.9
77,500	@	Citrix Systems, Inc.	3,272,825	1.1
77,300	@	Cognizant Technology Solutions Corp.	3,869,638	1.3
152,100		Corning, Inc.	2,456,415	0.8
193,000	@	eBay, Inc.	3,784,730	1.2
333,300	@	EMC Corp.	6,099,390	2.0
66,000	@	F5 Networks, Inc.	4,525,620	1.5
16,910	@	Google, Inc. - Class A	7,524,105	2.5
142,700		Hewlett-Packard Co.	6,176,056	2.0
541,700		Intel Corp.	10,536,066	3.4
78,700		International Business Machines Corp.	9,717,876	3.2

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Information Technology (continued)
67,300	@	Intuit, Inc.	$2,340,021	0.8
105,900	@	Juniper Networks, Inc.	2,416,638	0.8
71,600	@	Lam Research Corp.	2,725,096	0.9
243,000	@	Marvell Technology Group Ltd.	3,829,680	1.2
362,100		Microsoft Corp.	8,331,921	2.7
109,800	@	NetApp, Inc.	4,096,638	1.3
108,400	@	Novellus Systems, Inc.	2,749,024	0.9
314,200		Oracle Corp.	6,742,732	2.2
78,400	@	Polycom, Inc.	2,335,536	0.8
70,300	@	Progress Software Corp.	2,111,109	0.7
164,280		Qualcomm, Inc.	5,394,955	1.8
119,600	@	Red Hat, Inc.	3,461,224	1.1
41,000	@	Research In Motion Ltd.	2,019,660	0.7
45,800	L	SAP AG ADR	2,028,940	0.7
62,300	@	Sybase, Inc.	4,028,318	1.3
71,400	@	Teradata Corp.	2,176,272	0.7
281,600		Texas Instruments, Inc.	6,555,648	2.1
83,600	@	VeriSign, Inc.	2,219,580	0.7
44,700	@	VMware, Inc.	2,797,773	0.9
278,700	@	Yahoo!, Inc.	3,854,421	1.3
		Other Securities	66,252,801	21.7
			259,307,390	84.9
	Telecommunication Services: 2.4%
62,100	@	American Tower Corp.	2,763,450	0.9
95,000		AT&T, Inc.	2,298,050	0.7
147,400	@	VimpelCom Ltd. ADR	2,384,932	0.8
			7,446,432	2.4
		Total Common Stock ( Cost $267,234,407 )	290,120,378	95.0
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 1.0%
2,766,976		BNY Mellon Overnight Government Fund (1)	2,766,976	0.9
396,801	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	317,441	0.1
		Total Short-Term Investments ( Cost $3,163,777 )	3,084,417	1.0
		Total Investments in Securities ( Cost $270,398,184 ) *	$293,204,795	96.0
		Other Assets and Liabilities - Net	12,142,987	4.0
		Net Assets	$305,347,782	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $276,614,432.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,132,081
Gross Unrealized Depreciation	(21,541,718)
Net Unrealized Appreciation	$16,590,363

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$3,657,098	$1,187,500	$—	$4,844,598
Health Care	13,911,928	2,234,150	—	16,146,078
Industrials	—	2,375,880	—	2,375,880
Information Technology	249,318,751	9,988,639	—	259,307,390
Telecommunication Services	7,446,432	—	—	7,446,432
Total Common Stock	274,334,209	15,786,169	—	290,120,378
Short-Term Investments	2,766,976	—	317,441	3,084,417
Total Investments, at value	$277,101,185	$15,786,169	$317,441	$293,204,795
Other Financial Instruments+:
Forward foreign currency contracts	—	40,338	—	40,338
Total Assets	$277,101,185	$15,826,507	$317,441	$293,245,133
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	—	(560,375)	—	(560,375)
Total Liabilities	$—	$(560,375)	$—	$(560,375)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swiss Franc CHF 200,000	BUY	07/21/10	USD 182,358	185,615	$3,257
EU Euro EUR 13,000	BUY	07/21/10	16,486	15,899	(587)
British Pound GBP 116,000	BUY	07/21/10	171,994	173,314	1,320
Hong Kong Sar Dollar HKD 114,000	BUY	07/21/10	14,635	14,641	6
Japanese Yen JPY 64,487,000	BUY	07/21/10	711,109	729,615	18,506
					$22,502
Swiss Franc CHF 2,568,000	SELL	07/21/10	2,383,279	2,383,295	$(16)
British Pound GBP 446,000	SELL	07/21/10	683,610	666,361	17,249
Japanese Yen JPY 812,519,000	SELL	07/21/10	8,633,183	9,192,955	(559,772)
					$(542,539)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$40,338
Total Asset Derivatives		$40,338
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$560,375
Total Liability Derivatives		$560,375

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions**
Foreign exchange contracts	$469,535
Total	$469,535
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions**
Foreign exchange contracts	$(803,269)
Total	$(803,269)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0610-081910)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of June 30, 2010 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 33.5%
		Consumer Discretionary: 6.2%
$6,350,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	$6,413,500
4,730,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	4,848,250
7,625,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	7,651,700
2,093,000	S	Comcast Corp., 5.900%, due 03/15/16	2,361,584
2,810,000	S	Comcast Corp., 6.300%, due 11/15/17	3,212,903
4,568,000	S	Comcast Corp., 6.500%, due 01/15/17	5,241,259
3,935,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	4,394,695
751,000	#, S	COX Communications, Inc., 6.950%, due 06/01/38	864,469
3,376,000	#, S	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,896,363
6,195,000	S	DIRECTV Holdings LLC, 5.200%, due 03/15/20	6,468,800
1,674,000	S	Discovery Communications, LLC, 5.625%, due 08/15/19	1,815,327
2,475,000	S	DISH DBS Corp., 7.125%, due 02/01/16	2,493,563
2,970,000	S	Goodyear Tire & Rubber Co/The, 8.625%, due 12/01/11	3,103,650
4,350,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	4,431,563
8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	9,431,175
3,280,000	S	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	3,632,600
4,680,000	S	JC Penney Co., Inc., 5.650%, due 06/01/20	4,598,100
5,540,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	5,997,050
4,755,000	S	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	4,612,350
1,649,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	1,688,123
4,527,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	4,730,706
1,587,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	1,701,072
1,927,000	S	News America, Inc., 6.150%, due 03/01/37	2,016,426
4,379,000	S	News America, Inc., 6.650%, due 11/15/37	4,930,982
6,000,000	S	News America, Inc., 6.900%, due 03/01/19	7,119,144
6,265,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,484,275
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,626,750
1,680,000	S	Service Corp. International, 7.000%, due 06/15/17	1,663,200
1,026,000	S	Time Warner Cable, Inc., 3.500%, due 02/01/15	1,049,943
6,737,000	S	Time Warner Cable, Inc., 8.750%, due 02/14/19	8,513,857
1,865,000	S	Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,321,591
4,923,000	S	Time Warner, Inc., 5.500%, due 11/15/11	5,190,393
1,858,000	S	Time Warner, Inc., 6.200%, due 03/15/40	1,966,580
3,449,000	S	Time Warner, Inc., 7.700%, due 05/01/32	4,171,590
2,306,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	2,264,395
6,275,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	6,886,813
2,657,000	S	Viacom, Inc., 4.250%, due 09/15/15	2,767,404
1,565,000	L	WMG Holdings Corp., 9.500%, due 12/15/14	1,565,000
3,890,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	3,958,075
			159,085,220
		Consumer Staples: 2.2%
6,994,000	S	Altria Group, Inc., 9.700%, due 11/10/18	8,870,441
2,395,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	2,621,059
5,798,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	6,219,457
1,516,000	S	CVS Caremark Corp., 6.600%, due 03/15/19	1,767,128
1,615,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	1,627,113
2,276,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	2,597,726
1,994,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	2,319,425
3,807,000	S	Kraft Foods, Inc., 6.500%, due 02/09/40	4,272,314
5,590,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	5,688,574
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	6,817,200
5,345,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	5,946,313
995,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,034,800
5,780,000	S	Tyson Foods, Inc., 7.850%, due 04/01/16	6,314,650
			56,096,200
		Energy: 3.3%
3,463,000	S	Anadarko Petroleum Corp., 6.450%, due 09/15/36	2,762,359
4,900,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	5,132,750
8,995,000	S	BP Capital Markets PLC, 1.550%, due 08/11/11	8,572,865
955,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	990,813
955,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,000,363
4,483,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	5,899,216
3,770,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	4,562,111
2,491,000	S	Enterprise Products Operating LLC, 5.200%, due 09/01/20	2,563,316
3,841,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	4,050,196
4,000,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
4,900,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	3,201,931
6,410,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	6,249,750
1,893,000	S	Northwest Pipeline Corp., 7.000%, due 06/15/16	2,215,713
617,699	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	—
4,060,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	4,204,524
5,126,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	5,306,384
6,235,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	6,344,113
2,418,000	S	Total Capital SA, 3.000%, due 06/24/15	2,444,748
3,301,000	S	Total Capital SA, 4.450%, due 06/24/20	3,376,243
2,894,000	S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	3,293,528

10,004,000	S	Transocean, Inc., 6.800%, due 03/15/38	9,041,565
1,825,000	#, S	Williams Partners L.P., 5.250%, due 03/15/20	1,869,714
			83,082,202
		Financials: 10.9%
10,157,000		Aegon NV, 3.891%, due 12/31/49	5,840,275
6,987,000	S	American International Group, Inc., 5.850%, due 01/16/18	6,279,566
2,092,000	S	AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,261,676
2,400,000	S	Bank of America Corp., 5.420%, due 03/15/17	2,394,439
6,229,000	S	Bank of America Corp., 8.000%, due 12/29/49	6,025,125
7,672,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	7,754,382
7,958,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	7,162,200
5,127,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	6,411,083
5,412,000	S	Capital One Capital V, 10.250%, due 08/15/39	5,743,485
2,983,000	S	Citigroup, Inc., 6.010%, due 01/15/15	3,131,908
5,731,000	S	Citigroup, Inc., 8.500%, due 05/22/19	6,843,106
3,403,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	3,542,656
8,190,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	7,268,625
6,112,000	S	Discover Bank/Greenwood DE, 8.700%, due 11/18/19	6,796,581
3,280,000	#, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,478,732
6,644,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	6,776,880
9,876,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,104,565
9,273,000		First Tennessee Bank NA, 5.650%, due 04/01/16	9,083,905
6,095,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	6,231,370
2,471,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,431,227
1,157,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	1,254,746
7,130,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	7,898,393
4,145,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	3,996,323
2,447,000	S	Genworth Financial, Inc., 7.700%, due 06/15/20	2,448,544
7,286,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	7,212,856
8,271,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	8,766,880
2,237,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	2,175,241
4,366,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	4,411,664
176,000	S	Hartford Financial Services Group, Inc., 6.625%, due 03/30/40	163,935
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,109,539
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	10,635,614
9,149,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	8,531,443
2,570,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	2,441,500
3,734,000		JP Morgan Chase Bank NA, 5.875%, due 06/13/16	4,090,059
1,299,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,341,218
2,481,000	S	Lincoln National Corp., 8.750%, due 07/01/19	3,045,631
4,167,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	4,311,224
5,899,000	S	Morgan Stanley, 4.100%, due 01/26/15	5,754,929
4,206,000	S	Morgan Stanley, 7.300%, due 05/13/19	4,530,636
10,406,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	11,472,584
1,585,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	1,604,813
5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	6,646,229
413,887	#, S	Power Receivable Finance, LLC, 6.290%, due 01/01/12	422,206
2,545,000	S	ProLogis, 6.875%, due 03/15/20	2,409,609
2,748,000	S	ProLogis, 7.375%, due 10/30/19	2,695,774
9,213,000	S	Protective Life Corp., 8.450%, due 10/15/39	9,859,458
5,491,000	#	Rabobank, 11.000%, due 12/29/49	6,800,461
2,549,000	S	Regions Financial Corp., 5.750%, due 06/15/15	2,535,569
2,410,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,367,825
5,913,000	S	SLM Corp., 8.000%, due 03/25/20	5,201,039
4,098,000	±, S, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—
3,990,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	3,940,125
3,726,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	3,781,890
5,798,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	6,325,230
7,105,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	7,211,575
2,657,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,763,073
			277,719,621
		Health Care: 0.9%
4,055,000	S	Abbott Laboratories, 4.125%, due 05/27/20	4,256,582
2,527,000	S	Abbott Laboratories, 5.300%, due 05/27/40	2,662,073
4,715,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	5,092,200
4,615,000	S	HCA, Inc., 7.250%, due 09/15/20	4,661,150
1,940,000	S	HCA, Inc., 7.875%, due 02/15/20	2,005,475
2,785,000	S	Omnicare, Inc., 6.875%, due 12/15/15	2,798,925
2,508,000	S	US Oncology, Inc., 9.125%, due 08/15/17	2,589,510
			24,065,915
		Industrials: 1.4%
2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	2,934,225
2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,955,488
3,240,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	3,329,100
8,169,000	S	General Electric Co., 5.250%, due 12/06/17	8,896,752
2,300,000	#	Kazatomprom, 6.250%, due 05/20/15	2,340,250
3,102,000	S	Owens Corning, 6.500%, due 12/01/16	3,304,821
3,331,000	S	RR Donnelley & Sons Co., 7.625%, due 06/15/20	3,308,069
6,607,000	S	RR Donnelley & Sons Co., 8.600%, due 08/15/16	7,246,762
			34,315,467
		Information Technology: 1.0%
475,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	473,813
5,425,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,411,438
5,840,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	5,737,800

4,360,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	4,578,000
6,235,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	6,079,125
1,996,000	S	Xerox Corp., 4.250%, due 02/15/15	2,068,607
933,000	S	Xerox Corp., 5.625%, due 12/15/19	994,651
			25,343,434
		Materials: 1.8%
1,500,000	S	ArcelorMittal, 7.000%, due 10/15/39	1,589,465
5,878,000	S	ArcelorMittal, 9.850%, due 06/01/19	7,356,887
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	2,431,235
3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	4,188,025
2,508,000	S	Domtar Corp., 10.750%, due 06/01/17	3,022,140
4,795,000	S	Dow Chemical Co., 7.600%, due 05/15/14	5,542,272
5,310,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	5,310,000
975,000	S	Nova Chemicals Corp., 8.625%, due 11/01/19	970,125
2,796,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	3,394,190
1,963,000	S	Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	2,039,066
3,870,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	3,908,700
6,070,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	7,170,697
			46,922,802
		Telecommunication Services: 2.5%
5,490,000	S	AT&T, Inc., 6.550%, due 02/15/39	6,170,370
4,623,000	S	AT&T, Inc., 6.700%, due 11/15/13	5,339,375
1,938,000	S	British Telecommunications PLC, 5.150%, due 01/15/13	2,033,615
4,066,000	S	British Telecommunications PLC, 5.950%, due 01/15/18	4,246,640
388,000	S	CenturyTel, Inc., 7.600%, due 09/15/39	368,866
2,516,000	S	Cricket Communications, Inc., 10.000%, due 07/15/15	2,641,800
2,375,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	2,372,031
4,723,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	4,799,749
2,370,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	2,452,950
2,360,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	2,200,700
3,140,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	3,147,850
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,526,810
2,475,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	2,233,688
8,156,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	8,430,751
4,619,000	S	Telefonica Emisiones SAU, 5.134%, due 04/27/20	4,638,437
2,441,000	S	Telefonica Emisones SAU, 6.421%, due 06/20/16	2,680,862
4,726,000	S	Verizon Communications, Inc., 8.950%, due 03/01/39	6,716,161
			63,000,655
		Utilities: 3.3%
5,335,000	S	AES Corp., 8.000%, due 10/15/17	5,415,025
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,583,709
2,816,000	S	Ameren Corp., 8.875%, due 05/15/14	3,267,123
940,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	958,515
3,289,000	S	CMS Energy Corp., 6.250%, due 02/01/20	3,145,590
1,410,000	S	Commonwealth Edison Co., 6.150%, due 03/15/12	1,520,410
658,000	S	DTE Energy Co., 7.625%, due 05/15/14	769,634
3,810,000	#	EDP Finance BV, 4.900%, due 10/01/19	3,458,307
3,166,000	#	EDP Finance BV, 6.000%, due 02/02/18	3,122,762
3,569,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	3,591,456
3,176,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	3,447,392
5,418,000	#	Enel Finance International SA, 6.000%, due 10/07/39	5,230,104
2,834,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	3,353,296
2,201,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	2,305,488
3,631,000	S	Georgia Power Co., 5.400%, due 06/01/40	3,746,538
3,197,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	3,746,826
2,236,000	S	Jersey Central Power and Light, 7.350%, due 02/01/19	2,662,443
660,675	#, S	Juniper Generation, LLC, 6.790%, due 12/31/14	615,778
2,379,000	S	Metropolitan Edison, 7.700%, due 01/15/19	2,879,630
2,398,000	S	Nevada Power Co., 7.125%, due 03/15/19	2,841,162
1,959,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	2,095,370
3,856,000	S	Oncor Electric Delivery Co., 7.500%, due 09/01/38	4,830,041
2,117,000	S	Progress Energy, Inc., 6.050%, due 03/15/14	2,358,977
6,588,000	S	Sempra Energy, 6.500%, due 06/01/16	7,569,131
3,553,000	S	Sierra Pacific Power Co., 6.250%, due 04/15/12	3,811,932
4,210,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	4,512,042
			84,838,681
		Total Corporate Bonds/Notes
		(Cost $ 808,489,283)	854,470,197

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.5%
		Federal Home Loan Mortgage Corporation##: 12.4%
25,950,000	S	3.000%, due 04/07/15	25,961,833
28,320,000	S	3.250%, due 04/23/15	28,366,388
4,652,233	S	3.450%, due 03/15/38	4,706,418
77,384,000	W	4.500%, due 08/15/39	79,898,980
3,530,229	S, ^	4.872%, due 03/15/33	3,342,558
813,412	S	4.934%, due 04/01/35	866,415
8,843,177	S, ^	5.000%, due 05/15/17-01/15/29	450,937
41,410,174	S	5.000%, due 08/15/16-02/15/35	44,051,999
46,589	S	5.063%, due 11/01/35	49,351
77,530,340	S	5.500%, due 08/15/20-09/15/35	82,088,917
5,799,588		5.500%, due 02/15/33-08/15/36	6,305,732
59,983	S	5.665%, due 03/01/36	64,417
7,007,000	W	6.000%, due 08/15/34	7,583,984

3,627,140	S, ^	6.000%, due 04/15/33	623,245
20,356,805	S	6.000%, due 01/15/29-04/15/36	22,364,376
45,236,060	S, ^	6.050%, due 10/15/37	5,569,007
9,316,926	S, ^	6.400%, due 05/15/35	1,459,089
806,500	S	7.000%, due 09/01/26-11/01/31	901,472
361,063	S	7.500%, due 11/01/28	412,622
			315,067,740
		Federal National Mortgage Association##: 18.8%
5,218,016	S	0.747%, due 06/25/36	5,215,729
864,621	S	2.297%, due 04/01/35	894,292
6,989,967	S, ^	4.000%, due 11/01/18	668,303
161,507,000	W	4.500%, due 07/01/25-07/15/35	167,508,321
1,079,996	S	4.995%, due 07/01/35	1,155,744
59,829,370	S	5.000%, due 12/01/23-05/01/39	63,591,607
73,966,000	W	5.500%, due 07/15/34	79,409,454
24,956,082	S	5.500%, due 11/01/16-06/01/38	26,165,174
27,282,000	W	6.000%, due 08/12/40	29,515,714
4,993,392	S, ^	6.000%, due 08/25/33	793,129
38,684,305	S	6.000%, due 06/01/16-12/25/49	42,491,205
3,654,578		6.000%, due 08/01/34-10/01/38	3,980,020
19,557,762	S, ^	6.103%, due 04/25/37	2,441,546
11,610,643	S, ^	6.243%, due 06/25/36	1,482,339
4,153,274	S, ^	6.253%, due 08/25/25	128,676
9,907,741	S, ^	6.353%, due 08/25/26	1,195,285
22,239,870	S, ^	6.393%, due 01/25/37	3,207,547
50,397,070	S, ^	6.403%, due 10/25/35	8,147,195
16,363,000	W	6.500%, due 08/01/39	17,876,578
4,087,917	S	6.500%, due 04/01/27-01/01/39	4,494,254
10,008,826	S	7.000%, due 08/01/25-04/01/38	11,173,443
1,313,719	S	7.500%, due 11/01/29-01/25/48	1,500,125
129,053	S	10.000%, due 02/25/19	150,556
5,509,028	S	14.632%, due 03/25/38	6,411,085
475,280	S	27.211%, due 02/25/34	642,704
			480,240,025
		Government National Mortgage Association: 5.3%
38,338	S	3.125%, due 12/20/29	39,290
56,922	S	4.375%, due 04/20/28	58,838
7,269,085	S	4.500%, due 04/15/39	7,590,969
74,704,000	W	5.000%, due 07/15/33	79,583,142
97,562,979	S, ^	5.000%, due 04/20/38-06/16/39	10,599,743
3,900,000		5.000%, due 07/01/40	4,146,203
11,333,587	S	5.500%, due 09/15/38-09/15/39	12,267,900
2,520,000		5.500%, due 12/20/38	2,718,463
78,203,294	S, ^	5.853%, due 06/20/38-04/20/39	7,785,466
42,039,136	S, ^	5.953%, due 05/20/39	3,782,072
23,929,009	S, ^	6.053%, due 04/20/38	2,439,476
8,997,203	S, ^	6.150%, due 05/16/38	1,378,855
1,533,105	S	6.500%, due 01/15/29-01/15/32	1,717,463
514,792	S	7.000%, due 04/15/26-05/15/32	584,824
830,744	S	7.500%, due 04/15/22-06/15/32	945,971
			135,638,675
		Total U.S. Government Agency Obligations
		(Cost $ 896,715,346)	930,946,440

U.S. TREASURY OBLIGATIONS: 19.5%
		U.S. Treasury Notes: 19.5%
87,020,000	L	0.750%, due 05/31/12	87,285,150
25,458,000	S	1.000%, due 04/30/12	25,652,906
81,178,000	L	1.125%, due 06/15/13	81,513,752
41,041,000	L	2.125%, due 05/31/15	41,752,897
77,543,000	L	3.500%, due 05/15/20	81,165,576
160,899,000	S, L	4.625%, due 02/15/40	180,885,713

		Total U.S. Treasury Obligations
		(Cost $ 489,893,844)	498,255,994

ASSET-BACKED SECURITIES: 7.1%
		Automobile Asset-Backed Securities: 2.6%
4,310,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16	4,514,976
3,534,000	S	Capital Auto Receivables Asset Trust, 5.070%, due 12/15/11	3,565,740
2,670,000	S	CarMax Auto Owner Trust, 2.400%, due 04/15/15	2,719,176
5,180,000	S	CarMax Auto Owner Trust, 5.810%, due 12/16/13	5,549,181
5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	5,596,010
5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	5,970,505
11,297,000	#, S	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	11,726,286
1,215,000	S	Ford Credit Auto Owner Trust, 2.100%, due 04/15/13	1,239,754
1,800,000	S	Ford Credit Auto Owner Trust, 4.950%, due 03/15/13	1,892,304
4,258,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	4,330,943
7,108,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	7,259,992
4,736,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	4,916,166
4,887,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	5,091,835
2,792,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	2,830,559
			67,203,427

		Credit Card Asset-Backed Securities: 3.4%
10,706,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	12,003,044
14,040,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	16,353,205
1,095,000		Chase Issuance Trust, 5.120%, due 10/15/14	1,190,069
10,100,000	S	Chase Issuance Trust, 5.160%, due 04/16/18	11,437,210
9,753,000	S	Citibank Credit Card Issuance Trust, 1.000%, due 07/15/13	9,648,641
1,950,000	S	Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	2,006,071
14,655,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	15,677,482
7,506,000	S	Discover Card Master Trust, 5.650%, due 03/16/20	8,648,187
10,058,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	10,731,820
			87,695,729
		Home Equity Asset-Backed Securities: 0.2%
350,262	S	Merrill Lynch Mortgage Investors Trust, 0.707%, due 07/25/34	270,181
25,077	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	24,878
3,288,740	S	Specialty Underwriting & Residential Finance, 0.547%, due 12/25/36	2,850,426
320,995	S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	320,869
			3,466,354
		Other Asset-Backed Securities: 0.9%
2,420,457	S	Bear Stearns Asset-Backed Securities, Inc., 0.727%, due 06/25/36	1,754,554
946,119	S	Bear Stearns Asset-Backed Securities, Inc., 0.747%, due 07/25/36	232,826
4,200,000	#, S	Carlyle High Yield Partners, 0.798%, due 08/11/16	3,897,907
519,557	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	561,070
306,115	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.947%, due 07/25/33	271,828
1,028	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,021
3,603,807	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	3,508,584
1,669,581	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,199,286
3,360,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,271,627
2,876,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,410,951
3,255,136	S	GSAA Trust, 5.242%, due 06/25/34	3,112,445
1,622,540	S	Lehman XS Trust, 0.627%, due 08/25/35	1,193,975
652,670	S	Merrill Lynch Mortgage Investors Trust, 0.527%, due 09/25/36	216,180
38,793	S	Residential Asset Mortgage Products, Inc., 0.967%, due 06/25/33	30,898
1,938,373	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,634,078
			23,297,230
		Total Asset-Backed Securities
		(Cost $ 183,581,015)	181,662,740

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%

2,645,000	S	AEP Texas Central Transition Funding LLC, 5.170%, due 01/01/18	3,002,711
558,656	S	American Home Mortgage Assets, 1.203%, due 02/25/47	38,066
3,794,138	S	American Home Mortgage Assets, 1.413%, due 09/25/46	581,222
12,416,756	S	American Home Mortgage Investment Trust, 0.727%, due 11/25/45	3,510,801
5,413,515	S	Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	5,626,131
1,786,000	S	Banc of America Commercial Mortgage, Inc., 5.350%, due 09/10/47	1,731,427
7,556,000	S	Banc of America Commercial Mortgage, Inc., 5.350%, due 09/10/47	8,100,362
4,008,233	S	Banc of America Funding Corp., 5.500%, due 03/25/36	3,617,142
10,155,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.878%, due 08/25/35	9,528,622
982,048	S	Bear Stearns Alternative-A Trust, 0.667%, due 07/25/34	683,384
4,158,116	S	Bear Stearns Commercial Mortgage Securities, 5.286%, due 06/11/41	4,357,652
174,248	S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	174,133
3,314,281	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	3,265,266
11,224,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	11,461,862
189,153,723	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	1,501,786
4,645,606	#, S, ^	Commercial Mortgage Asset Trust, 1.092%, due 01/17/32	134,784
5,961,600	S	Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	6,568,078
5,242,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	5,231,248
6,105,000	#, S	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	5,932,332
7,148,000	S	Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	7,410,409
10,570,000	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	10,946,344
3,057,273	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.667%, due 04/25/35	626,434
788,188	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	804,561
510,015	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	512,620
750,000	S	Credit Suisse First Boston Mortgage Securities Corp., 5.100%, due 08/15/38	794,780
1,232,000	S	Credit Suisse First Boston Mortgage Securities Corp., 6.133%, due 04/15/37	1,301,647
402,003,653	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	2,642,048
4,320,000	#, S	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	4,320,683
2,568,307	S	GMAC Mortgage Corp. Loan Trust, 4.579%, due 10/19/33	2,608,560
5,157,403	S	GMAC Mortgage Corp. Loan Trust, 5.255%, due 03/18/35	4,594,433
3,728,374	S	GMAC Mortgage Corp. Loan Trust, 5.370%, due 11/19/35	3,473,073
5,651,000	S	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	5,813,578
10,245,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	10,283,996
11,253,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	11,093,471
6,630,000	S	Greenwich Capital Commercial Funding Corp., 5.867%, due 12/10/49	5,283,825
7,430,000	S	Greenwich Capital Commercial Funding Corp., 6.085%, due 07/10/38	7,779,955
2,655,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	2,665,041
1,150,772		GSR Mortgage Loan Trust, 5.250%, due 06/25/33	1,229,445
2,371,081	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,148,048
571,189	S	Homebanc Mortgage Trust, 1.207%, due 08/25/29	397,681
6,265,000	S, I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42	—
748,622,589	S, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%, due 02/15/51	4,890,152
2,438,132	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	2,498,198
8,040,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	7,962,431
10,940,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.360%, due 12/15/44	11,651,494

	11,185,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	11,792,489
	2,380,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,330,923
	51,449	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.022%, due 04/15/45	51,515
	9,430,850	S	JP Morgan Mortgage Trust, 4.781%, due 07/25/35	8,868,855
	6,614,791	S	JP Morgan Mortgage Trust, 5.295%, due 07/25/35	6,185,684
	10,015,166	S	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	8,977,079
	315,844,272	#, ^	LB-UBS Commercial Mortgage Trust, 0.191%, due 09/15/39	5,518,557
	67,792,181	S, ^	LB-UBS Commercial Mortgage Trust, 0.323%, due 11/15/40	325,450
	87,925	S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	88,364
	9,946,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	10,575,686
	500,000	S	LB-UBS Commercial Mortgage Trust, 5.263%, due 11/15/40	462,421
	5,000,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	5,179,411
	1,916,000	S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,003,235
	10,240,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	10,215,281
	6,710,000	S	LB-UBS Commercial Mortgage Trust, 5.437%, due 06/15/29	7,104,609
	10,490,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	11,282,253
	3,571,727	S	Lehman Mortgage Trust, 5.000%, due 12/25/35	3,243,080
	2,983,290	S	Lehman Mortgage Trust, 6.408%, due 04/25/36	2,661,682
	58,432	S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,464
	342,793	S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	356,699
	195,783,736	#, S, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43	3,417,346
	6,250,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	6,526,679
	360,329	S	MLCC Mortgage Investors, Inc., 0.667%, due 01/25/29	309,371
	942,821	S	Morgan Stanley Capital I, 5.037%, due 01/14/42	987,209
	1,750,000	S	Morgan Stanley Capital I, 5.353%, due 11/14/42	1,850,020
	1,840,000	S	Morgan Stanley Capital I, 5.685%, due 07/12/44	1,989,828
	1,870,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	1,861,660
	50,144,384	#, ^	RBSCF Trust, 1.155%, due 04/15/24	1,741,148
	5,384,000	#	RBSCF Trust, 5.420%, due 01/19/49	4,603,320
	9,816,233	S	Residential Asset Securitization Trust, 5.500%, due 02/25/35	9,087,943
	532,492	S	Sequoia Mortgage Trust, 0.618%, due 01/20/35	444,729
	13,243,980	S	Structured Adjustable Rate Mortgage Loan Trust, 5.499%, due 11/25/34	12,716,627
	1,015,122	S	Structured Asset Mortgage Investments, Inc., 0.588%, due 04/19/35	647,801
	1,437,250	S	Thornburg Mortgage Securities Trust, 0.717%, due 09/25/44	1,324,637
	11,190,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	11,605,076
	4,670,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	4,265,837
	2,839,838	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	3,001,891
	2,325,991	S	Wells Fargo Mortgage-Backed Securities Trust, 4.861%, due 08/25/34	2,374,135
	3,710,580	S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	3,698,252
	4,479,380	S	Wells Fargo Mortgage-Backed Securities Trust, 5.295%, due 05/25/35	4,395,223
	7,914,188	#, S	Wells Fargo Mortgage-Backed Securities Trust, 5.301%, due 06/26/35	7,590,514

			Total Collateralized Mortgage Obligations
			(Cost $ 371,065,756)	370,496,899

OTHER BONDS: 2.3%
			Foreign Government Bonds: 2.3%
BRL	110,496,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	59,519,390

			Total Other Bonds (Cost $ 58,826,356)	59,519,390

	Shares

PREFERRED STOCK: 0.2%
			Financials: 0.2%
	226,275	P	Citigroup Capital XII	5,654,612

			Total Preferred Stock
			(Cost $ 5,656,875)	5,654,612

			Total Long-Term Investments (Cost $ 2,814,228,475)	2,901,006,272

	Principal Amount

SHORT-TERM INVESTMENTS: 16.5%
			Commercial Paper: 4.6%
	$4,500,000		BNP Paribas, 0.580%, due 09/27/10	4,494,375
	1,805,000		Concord Minutemen, 0.300%, due 07/09/10	1,804,865
	2,100,000		Concord Minutemen, 0.330%, due 07/06/10	2,099,895
	4,739,000		CVS Caremark Corp., 0.300%, due 07/01/10	4,738,960
	10,000,000		Dexia, 0.200%, due 07/01/10	9,999,944
	18,000,000		General Mills, Inc., 0.370%, due 08/02/10	17,993,895
	25,000,000		Natixis, 0.270%, due 07/07/10	25,000,049
	25,000,000		United Health Care, 0.360%, due 07/01/10	24,999,748
	10,000,000		Volkswagen AG, 0.330%, due 07/01/10	9,999,908
	14,560,000		Volkswagen AG, 0.370%, due 07/14/10	14,557,897

			Total Commercial Paper (Cost $ 115,688,671)	115,689,536

Shares

		Securities Lending Collateralcc: 11.9%
296,935,396		Bank of New York Mellon Corp. Overnight Government Fund, Series A(1)		296,935,396
9,207,559	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B(1)(2)		7,366,047

		Total Securities Lending Collateral
		(Cost $ 306,142,955)		304,301,443

		Total Short-Term Investments
		(Cost $ 421,831,626)		419,990,979

		Total Investments in Securities
		(Cost $ 3,236,060,101)*	130.1%	$3,320,997,251
		Other Assets and Liabilities - Net	(30.1)	(767,830,523)
		Net Assets	100.0%	$2,553,166,728

&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2010